UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2016

*	This Form N-Q pertains only to the following series of the Registrant with a fiscal year of 5/31: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have a fiscal year end other than 5/31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 98.3%
Asset-Backed & Securitized - 12.3%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$316,454	$316,258
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	530,000	529,497
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	95,946	95,759
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	621,000	621,279
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.832%, 2/21/2017	111,635	111,646
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,360,000	1,359,672
Chesapeake Funding LLC, “A”, FRN, 0.948%, 1/07/2025 (n)	237,841	237,782
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.998%, 2/07/2027 (n)	744,346	743,113
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	265,577	266,654
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	742,000	743,922
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	510,000	509,618
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.135%, 9/15/2039	206,528	211,634
CWCapital Cobalt Ltd., “A4”, FRN, 5.958%, 5/15/2046	289,427	295,972
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	470,000	468,654
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	145,090	144,794
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	119,730	119,847
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	249,349	248,783
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	490,028	492,438
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	227,000	230,875
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,263,000	1,289,626
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.908%, 1/15/2020	1,000,000	999,800
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.892%, 7/20/2019	1,507,000	1,506,932
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	510,723	510,688
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	73,078	73,024
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	209,775	210,790
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.062%, 12/10/2027 (n)	249,307	249,244
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	15,491	15,489
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	295,854	295,818
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (z)	890,000	889,155
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	360,276	360,109
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	321,985	325,223
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	235,919	235,789
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.226%, 10/20/2026 (z)	395,606	395,255
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	523,217	521,538
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	533,424	533,415
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.088%, 5/15/2020 (n)	1,100,000	1,101,819
Motor PLC, 2015-1A, “A1”, FRN, 1.124%, 6/25/2022 (n)	665,192	664,064
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/2025 (n)	178,164	178,164
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	195,366	195,366
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.608%, 12/15/2025 (n)	273,014	273,849
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.124%, 6/25/2065 (n)	420,838	421,565
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,000,000	997,057
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.908%, 1/15/2020	370,000	370,229
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	382,550	381,976
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	315,068	316,435
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	306,000	305,957
Sway Residential Trust, 2014-1, “A”, FRN, 1.807%, 1/17/2032 (n)	525,089	526,089
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	48,402	48,394
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.757%, 5/17/2032 (n)	328,459	326,087
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	983,474
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.862%, 7/22/2019 (n)	1,500,000	1,496,422
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	535,000	535,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	$76,744	$76,614
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	875,451	873,811

		$26,233,363
Automotive - 5.5%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$806,164
American Honda Finance Corp., FRN, 1.097%, 9/20/2017	470,000	471,815
American Honda Finance Corp., FRN, 1.157%, 10/07/2016	200,000	200,098
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	1,100,000	1,107,588
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,104,430
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	814,577
Ford Motor Credit Co. LLC, FRN, 1.181%, 9/08/2017	1,000,000	998,539
Ford Motor Credit Co. LLC, FRN, 1.605%, 1/09/2018	280,000	280,626
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	879,595
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	487,128
Nissan Motor Acceptance Corp., FRN, 1.34%, 9/26/2016 (n)	420,000	420,181
Nissan Motor Acceptance Corp., FRN, 1.231%, 3/03/2017 (n)	550,000	550,799
Toyota Motor Credit Corp., 1.7%, 2/19/2019	620,000	626,072
Toyota Motor Credit Corp., FRN, 1.069%, 1/17/2019	850,000	851,295
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	790,000	789,071
Volkswagen Group of America Finance LLC, FRN, 1.187%, 5/23/2017 (n)	830,000	828,116
Volkswagen Group of America Finance LLC, FRN, 1.251%, 11/20/2017 (n)	250,000	249,125
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	310,000	310,000

		$11,775,219
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$600,000	$599,600

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$203,463

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc., 1.375%, 9/15/2017	$97,000	$97,318
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	680,000	708,469
NYSE Euronext, 2%, 10/05/2017	412,000	415,966

		$1,221,753
Business Services - 0.9%
Cisco Systems, Inc., FRN, 0.961%, 3/03/2017	$1,000,000	$1,001,102
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	230,000	235,626
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	590,000	593,854

		$1,830,582
Chemicals - 1.8%
CF Industries, Inc., 6.875%, 5/01/2018	$846,000	$911,013
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	1,000,000	1,000,139
Dow Chemical Co., 8.55%, 5/15/2019	840,000	991,373
LyondellBasell Industries N.V., 5%, 4/15/2019	850,000	915,049

		$3,817,574
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$535,084
Microsoft Corp., 2%, 11/03/2020	1,267,000	1,292,897

		$1,827,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.4%
Apple, Inc., 1.7%, 2/22/2019	$345,000	$349,771
Apple, Inc., FRN, 1.009%, 5/03/2018	500,000	501,407

		$851,178
Conglomerates - 0.4%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$288,000	$289,216
Fortive Corp., 1.8%, 6/15/2019 (z)	230,000	231,722
Roper Industries, Inc., 1.85%, 11/15/2017	382,000	384,027

		$904,965
Consumer Products - 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$139,482
Newell Brands, Inc., 2.6%, 3/29/2019	340,000	347,959
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	236,000	237,995
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	680,000	700,069
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	910,000	915,910

		$2,341,415
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$249,000	$250,324

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$450,000	$451,296
Arrow Electronics, Inc., 3%, 3/01/2018	141,000	142,847
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	593,000	593,579

		$1,187,722
Electronics - 0.6%
Intel Corp., 1.35%, 12/15/2017	$581,000	$583,604
Tyco Electronics Group S.A., 2.375%, 12/17/2018	155,000	157,850
Xilinx, Inc., 2.125%, 3/15/2019	480,000	485,103

		$1,226,557
Emerging Market Quasi-Sovereign - 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$567,180
Korea Gas Corp., 2.25%, 7/25/2017 (n)	260,000	262,142
Petroleos Mexicanos, 3.125%, 1/23/2019	170,000	172,210
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	628,384

		$1,629,916
Emerging Market Sovereign - 0.2%
State of Qatar, 2.375%, 6/02/2021 (z)	$540,000	$545,454

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$109,000	$114,023

Energy - Integrated - 1.8%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$550,000	$551,056
BP Capital Markets PLC, 2.521%, 1/15/2020	403,000	414,838
Chevron Corp., 1.104%, 12/05/2017	314,000	314,456
Shell International Finance B.V., 1.125%, 8/21/2017	600,000	600,229
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	829,817
Shell International Finance B.V., FRN, 1.027%, 11/15/2016	630,000	630,309
Total Capital International S.A., 1.5%, 2/17/2017	500,000	501,152

		$3,841,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$340,000	$343,198
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	200,000	200,961

		$544,159
Food & Beverages - 4.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$673,000	$679,947
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	730,105
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	675,000	687,141
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	130,000	130,283
Diageo Capital PLC, 1.5%, 5/11/2017	300,000	301,146
General Mills, Inc., 1.4%, 10/20/2017	1,000,000	1,003,827
Ingredion, Inc., 1.8%, 9/25/2017	167,000	167,763
J.M. Smucker Co., 1.75%, 3/15/2018	250,000	251,375
Kraft Heinz Foods Co., 1.6%, 6/30/2017	720,000	722,184
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	980,999
Mead Johnson Nutrition Co., 3%, 11/15/2020	191,000	199,442
Molson Coors Brewing Co., 2%, 5/01/2017	405,000	407,028
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	1,506,000	1,515,768
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	340,000	341,538
SABMiller Holdings, Inc., FRN, 1.447%, 8/01/2018 (n)	930,000	929,853
Tyson Foods, Inc., 2.65%, 8/15/2019	429,000	440,193
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	360,000	358,454
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	423,000	423,270
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	52,885

		$10,323,201
Food & Drug Stores - 0.9%
CVS Health Corp., 1.2%, 12/05/2016	$270,000	$270,163
CVS Health Corp., 1.9%, 7/20/2018	800,000	810,048
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	680,000	684,026
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	210,000	211,333

		$1,975,570
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$442,000	$444,485

Insurance - 1.7%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$183,497
American International Group, Inc., 3.3%, 3/01/2021	860,000	902,831
MetLife Global Funding I, FRN, 1.045%, 4/10/2017 (n)	710,000	711,187
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	909,188
Prudential Financial, Inc., FRN, 1.597%, 8/15/2018	650,000	648,710
Voya Financial, Inc., 2.9%, 2/15/2018	180,000	183,581

		$3,538,994
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$94,000	$94,210
Aetna, Inc., 1.9%, 6/07/2019	780,000	787,270
UnitedHealth Group, Inc., 1.45%, 7/17/2017	560,000	562,269

		$1,443,749
Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$600,000	$610,112

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 3.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$650,000	$653,158
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	590,000	590,289
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	315,060
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	658,534
KFW Government Development Banks, 0.875%, 4/19/2018	567,000	566,212
KFW Government Development Banks, 1.125%, 11/16/2018	340,000	340,799
Kommunalbanken A.S., 0.75%, 11/21/2016 (n)	240,000	239,943
Kommunalbanken A.S., 1%, 3/15/2018 (n)	190,000	189,774
Kommunalbanken A.S., FRN, 0.881%, 10/31/2016 (n)	270,000	270,079
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	790,000	794,968
Statoil A.S.A., 1.8%, 11/23/2016	180,000	180,341
Statoil A.S.A., FRN, 1.107%, 5/15/2018	290,000	290,282
Statoil A.S.A., FRN, 1.248%, 11/08/2018	250,000	250,915
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,464,827

		$6,805,181
International Market Sovereign - 0.4%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$280,000	$280,084
Kingdom of Sweden, 1%, 2/27/2018 (n)	640,000	640,651

		$920,735
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$334,454

Local Authorities - 0.4%
Province of Ontario, 1.1%, 10/25/2017	$900,000	$901,365

Machinery & Tools - 0.7%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,562,315

Major Banks - 10.1%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$750,000	$759,251
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	602,214
Bank of Montreal, 1.45%, 4/09/2018	1,700,000	1,704,143
BNP Paribas, 2.7%, 8/20/2018	580,000	593,155
BNP Paribas, FRN, 1.246%, 12/12/2016	500,000	500,655
BNP Paribas, FRN, 1.136%, 3/17/2017	10,000	10,007
Commonwealth Bank of Australia, FRN, 1.147%, 9/20/2016 (n)	550,000	550,132
Commonwealth Bank of Australia, FRN, 1.016%, 3/13/2017 (n)	240,000	240,158
Commonwealth Bank of Australia, FRN, 0.931%, 9/08/2017 (n)	500,000	499,670
Credit Agricole S.A., 1.43%, 9/01/2017	1,190,000	1,190,000
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	420,000	422,478
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	620,000	626,760
HSBC Bank PLC, FRN, 1.457%, 5/15/2018 (n)	674,000	672,727
Huntington National Bank, FRN, 1.14%, 4/24/2017	1,110,000	1,109,233
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,507,386
ING Bank N.V., 3.75%, 3/07/2017 (n)	232,000	234,865
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	400,000	412,578
Mizuho Bank Ltd., FRN, 1.09%, 9/25/2017 (n)	700,000	698,423
Mizuho Bank Ltd., FRN, 1.886%, 10/20/2018 (n)	260,000	261,517
PNC Bank N.A., 1.3%, 10/03/2016	330,000	330,000
PNC Bank N.A., 1.15%, 11/01/2016	630,000	630,139
PNC Bank N.A., 1.5%, 10/18/2017	660,000	662,294
PNC Bank N.A., 1.6%, 6/01/2018	620,000	623,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
PNC Bank N.A., 2.25%, 7/02/2019	$650,000	$662,007
Sumitomo Mitsui Banking Corp., FRN, 0.985%, 7/11/2017	800,000	799,938
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	1,007,336
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,199,674
Wells Fargo & Co., FRN, 0.921%, 9/08/2017	900,000	899,448
Wells Fargo Bank N.A., FRN, 1.442%, 1/22/2018	410,000	412,498
Westpac Banking Corp., 2%, 8/14/2017	610,000	614,301
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	422,173
Westpac Banking Corp., FRN, 1.141%, 5/19/2017	700,000	699,887

		$21,558,295
Medical & Health Technology & Services - 0.9%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$150,000	$150,185
Becton, Dickinson and Co., 1.45%, 5/15/2017	240,000	240,551
Becton, Dickinson and Co., 1.8%, 12/15/2017	680,000	684,014
Catholic Health Initiatives, 1.6%, 11/01/2017	250,000	250,134
Covidien International Finance S.A., 6%, 10/15/2017	231,000	243,295
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	407,922

		$1,976,101
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/2018	$190,000	$191,130
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	755,194

		$946,324
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$440,000	$438,350
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	270,000	265,613
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	416,850

		$1,120,813
Midstream - 1.2%
Dominion Gas Holdings LLC, 1.05%, 11/01/2016	$590,000	$590,047
Energy Transfer Partners LP, 2.5%, 6/15/2018	280,000	282,689
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	232,420
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	445,145
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	340,000	340,374
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	457,805
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	196,029

		$2,544,509
Mortgage-Backed - 2.6%
Fannie Mae, 3%, 10/01/2030	$758,008	$794,065
Fannie Mae, 1.114%, 2/25/2017	204,104	204,032
Fannie Mae, 4%, 12/01/2025	431,169	457,911
Fannie Mae, 3%, 4/01/2030 - 5/01/2030	854,430	895,074
Fannie Mae, FRN, 0.763%, 12/25/2017	255,944	256,021
Fannie Mae, FRN, 0.774%, 5/25/2018	407,198	406,215
Fannie Mae, FRN, 0.874%, 5/25/2018	496,495	496,269
Fannie Mae,TBA, 2.5%, 10/01/2031	1,540,000	1,588,666
Freddie Mac, 1.655%, 11/25/2016	60,343	60,304
Freddie Mac, 1.426%, 8/25/2017	97,126	97,257
Freddie Mac, 3.5%, 8/01/2026 (f)	278,163	294,488

		$5,550,302

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/2017 (n)	$550,000	$551,481

Network & Telecom - 2.3%
AT&T, Inc., 2.4%, 3/15/2017	$120,000	$120,921
AT&T, Inc., 2.3%, 3/11/2019	560,000	571,486
AT&T, Inc., 2.45%, 6/30/2020	90,000	91,867
AT&T, Inc., FRN, 1.739%, 11/27/2018	780,000	788,386
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	592,353
Verizon Communications, Inc., 1.35%, 6/09/2017	330,000	330,706
Verizon Communications, Inc., 6.1%, 4/15/2018	543,000	584,558
Verizon Communications, Inc., FRN, 2.182%, 9/15/2016	780,000	780,320
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	1,030,000	1,042,671

		$4,903,268
Oil Services - 0.5%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$750,000	$754,190
Transocean, Inc., 6.8%, 12/15/2016	370,000	372,775

		$1,126,965
Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,093,660

Other Banks & Diversified Financials - 9.7%
American Express Credit Corp., 2.8%, 9/19/2016	$450,000	$450,323
Banco Santander Chile, FRN, 1.565%, 4/11/2017 (n)	600,000	599,700
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.267%, 9/09/2016 (n)	700,000	700,043
Banque Federative du Credit Mutuel, FRN, 1.546%, 1/20/2017 (n)	780,000	781,810
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	1,300,000	1,307,517
BPCE S.A., 1.625%, 1/26/2018	660,000	661,552
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,200,746
Capital One Bank (USA) N.A., FRN, 1.458%, 2/05/2018	850,000	848,593
Capital One Financial Corp., 2.45%, 4/24/2019	240,000	244,987
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	759,074
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	254,602
Discover Bank, 3.1%, 6/04/2020	424,000	436,442
Fifth Third Bancorp, 1.35%, 6/01/2017	1,040,000	1,041,815
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	203,251
First Republic Bank, 2.375%, 6/17/2019	250,000	251,745
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	509,423
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	240,000	240,446
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,199,429
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	202,273
Macquarie Bank Ltd., FRN, 1.364%, 10/27/2017 (n)	890,000	890,107
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	210,000	211,383
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	606,647
National Bank of Canada, FRN, 1.496%, 12/14/2018	1,600,000	1,606,019
Nordea Bank AB, FRN, 1.013%, 4/04/2017 (n)	220,000	220,051
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	759,128
Santander UK PLC, 3.05%, 8/23/2018	238,000	243,897
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	272,092
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	790,000	808,119
Svenska Handelsbanken AB, 2.875%, 4/04/2017	289,000	291,907
Svenska Handelsbanken AB, FRN, 1.112%, 9/23/2016	250,000	250,070
Svenska Handelsbanken AB, FRN, 1.325%, 9/06/2019	1,150,000	1,150,333

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Swedbank AB, 2.125%, 9/29/2017 (n)	$1,461,000	$1,471,639

		$20,675,163
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$204,000	$205,252

Pharmaceuticals - 4.0%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$1,005,353
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	574,631
Actavis Funding SCS, 3%, 3/12/2020	515,000	531,750
Actavis, Inc., 1.875%, 10/01/2017	260,000	261,169
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	900,000	900,267
Biogen, Inc., 2.9%, 9/15/2020	500,000	521,248
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	615,000	614,529
Celgene Corp., 2.125%, 8/15/2018	670,000	678,108
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	1,001,293
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	709,336
Mylan N.V., 2.5%, 6/07/2019 (n)	320,000	324,220
Mylan, Inc., 1.35%, 11/29/2016	105,000	105,121
Sanofi, 1.25%, 4/10/2018	800,000	801,826
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	530,000	531,139

		$8,559,990
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$151,376

Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$200,000	$200,850
Vornado Realty LP, REIT, 2.5%, 6/30/2019	325,000	329,064

		$529,914
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$167,000	$167,634
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	350,000	350,535

		$518,169
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$410,000	$417,387

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$750,000	$768,023
Dollar General Corp., 1.875%, 4/15/2018	90,000	90,601
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	233,445

		$1,092,069
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$330,000	$342,301

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$640,000	$659,200
Corporacion Andina de Fomento, 1.5%, 8/08/2017	720,000	722,160
Corporacion Andina de Fomento, FRN, 1.302%, 1/29/2018	50,000	49,979
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	820,000	829,430

		$2,260,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$200,000	$200,009
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	500,000	498,808
SBA Tower Trust, 2.898%, 10/15/2044 (n)	473,000	478,361
SBA Tower Trust, 2.877%, 7/15/2046 (n)	305,000	307,966

		$1,485,144
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$370,000	$382,025

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$680,000	$686,331
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	589,115

		$1,275,446
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$202,000	$203,512
TTX Co., 2.6%, 6/15/2020 (n)	840,000	852,362

		$1,055,874
U.S. Government Agencies and Equivalents - 1.2%
AID-Ukraine, 1.844%, 5/16/2019	$200,000	$202,671
AID-Ukraine, 1.847%, 5/29/2020	1,000,000	1,017,735
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	430,000	441,694
Private Export Funding Corp., 1.875%, 7/15/2018	610,000	619,983
Small Business Administration, 2.25%, 7/01/2021	295,847	302,361

		$2,584,444
U.S. Treasury Obligations - 12.2%
U.S. Treasury Notes, 0.875%, 2/28/2017 (f)	$5,000,000	$5,008,725
U.S. Treasury Notes, 0.75%, 2/28/2018 (f)	3,100,000	3,099,154
U.S. Treasury Notes, 0.875%, 3/31/2018 (f)	13,100,000	13,119,951
U.S. Treasury Notes, 0.875%, 6/15/2019	3,000,000	2,997,774
U.S. Treasury Notes, 1.375%, 10/31/2020 (f)	1,800,000	1,817,649

		$26,043,253
Utilities - Electric Power - 5.1%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$220,000	$220,467
Dominion Resources, Inc., 2.962%, 7/01/2019	410,000	421,156
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	663,790
Duke Energy Corp., 1.625%, 8/15/2017	110,000	110,478
Duke Energy Corp., FRN, 1.034%, 4/03/2017	660,000	660,969
Emera U.S. Finance LP, 2.15%, 6/15/2019 (z)	645,000	651,620
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	410,000	429,949
Eversource Energy, 1.6%, 1/15/2018	600,000	602,563
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	1,934,000	1,949,381
PG&E Corp., 2.4%, 3/01/2019	364,000	371,255
PSEG Power LLC, 2.75%, 9/15/2016	190,000	190,094
PSEG Power LLC, 3%, 6/15/2021	889,000	914,457
Southern Co., 2.45%, 9/01/2018	50,000	51,025
Southern Co., 1.85%, 7/01/2019	1,150,000	1,158,434
Southern Power Co., 1.85%, 12/01/2017	960,000	966,493
Virginia Electric and Power Co., 1.2%, 1/15/2018	410,000	409,876
Xcel Energy, Inc., 1.2%, 6/01/2017	510,000	509,976
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	606,261

		$10,888,244
Total Bonds		$209,645,804

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased - 0.0%
Russell 2000 Index - October 2016 @ $1,070	86	$35,260
Issuer	Shares/Par
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.38% (v)	2,561,494	$2,561,494
Total Investments		$212,242,558

Other Assets, Less Liabilities - 0.5%		1,151,283
Net Assets - 100.0%		$213,393,841

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,494,643 representing 29.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Emera U.S. Finance LP, 2.15%, 6/15/2019	6/09/16-7/05/16	$651,091	$651,620
Fortive Corp., 1.8%, 6/15/2019	6/06/16	229,770	231,722
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019	8/09/16	889,911	889,155
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.226%, 10/20/2026	5/26/16	394,909	395,255
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	520,618	521,538
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	195,366	195,366
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	382,530	381,976
State of Qatar, 2.375%, 6/02/2021	5/25/16	534,461	545,454
Total Restricted Securities			$3,812,086
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/16

Forward Foreign Currency Exchange Contracts at 8/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	12,278,971	9/16/16	$9,055,372	$9,224,987	$169,615
SELL	CAD	JPMorgan Chase Bank	9,023,899	9/16/16	6,935,000	6,881,645	53,355
SELL	CHF	JPMorgan Chase Bank	12,231,340	9/16/16	12,722,426	12,445,975	276,451
BUY	EUR	Goldman Sachs International	2,571,588	9/16/16	2,863,000	2,870,133	7,133
SELL	EUR	Goldman Sachs International	7,241,397	9/16/16	8,205,372	8,082,079	123,293
SELL	GBP	JPMorgan Chase Bank	9,199,507	9/16/16	12,996,433	12,084,038	912,395
BUY	JPY	JPMorgan Chase Bank	1,363,457,961	9/16/16	12,867,910	13,185,262	317,352
SELL	JPY	JPMorgan Chase Bank	48,102,009	9/16/16	470,000	465,168	4,832
BUY	NOK	Goldman Sachs International	3,839,948	9/16/16	459,000	460,835	1,835
BUY	NZD	Goldman Sachs International	6,769,632	9/16/16	4,790,000	4,909,129	119,129
SELL	SEK	Goldman Sachs International	71,272,185	9/16/16	8,401,000	8,331,076	69,924

							$2,055,314

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	5,906,933	9/16/16	$4,460,000	$4,437,781	$(22,219)
SELL	AUD	JPMorgan Chase Bank	7,432,192	9/16/16	5,472,000	5,583,683	(111,683)
BUY	CAD	JPMorgan Chase Bank	3,763,232	9/16/16	2,940,921	2,869,849	(71,072)
BUY	CHF	JPMorgan Chase Bank	2,187,095	9/16/16	2,252,000	2,225,474	(26,526)
BUY	EUR	Goldman Sachs International	5,616,473	9/16/16	6,304,000	6,268,511	(35,489)
BUY	GBP	JPMorgan Chase Bank	7,183,232	9/16/16	9,759,000	9,435,554	(323,446)
BUY	JPY	JPMorgan Chase Bank	15,614,048	9/16/16	152,000	150,995	(1,005)
SELL	JPY	JPMorgan Chase Bank	455,142,835	9/16/16	4,362,000	4,401,439	(39,439)
BUY	NOK	Goldman Sachs International	126,904,322	9/16/16	15,320,725	15,229,870	(90,855)
SELL	NOK	Goldman Sachs International	14,541,802	9/16/16	1,731,000	1,745,171	(14,171)
SELL	NZD	Goldman Sachs International	4,811,406	9/16/16	3,469,051	3,489,084	(20,033)
BUY	SEK	Goldman Sachs International	9,839,607	9/16/16	1,170,665	1,150,161	(20,504)

							$(776,442)

Futures Contracts Outstanding at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	56	$5,692,239	September - 2016	$112,835
CAC 40 Index (Short)	EUR	61	3,019,724	September - 2016	35,826
DAX Index (Long)	EUR	16	4,734,193	September - 2016	355,016
FTSE 100 Index (Long)	GBP	117	10,425,912	September - 2016	922,449
FTSE JSE Top 40 Index (Long)	ZAR	27	849,907	September - 2016	6,342
FTSE MIB Index (Long)	EUR	27	2,550,621	September - 2016	132,570
Hang Seng China ENT Index (Long)	HKD	14	861,741	September - 2016	6,677
Hang Seng Index (Long)	HKD	57	8,423,748	September - 2016	52,441
Mexican Bolsa Index (Long)	MXN	25	631,426	September - 2016	29,777
MSCI Singapore Index (Short)	SGD	41	934,082	September - 2016	2,427

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 8/31/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
S&P TSX 60 Index (Long)	CAD	3	$388,943	September - 2016	$16,381

					$1,672,741

Interest Rate Futures
Euro Bund (Short)	EUR	51	$9,521,905	September - 2016	$9,437

					$1,682,178

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	10	$1,013,498	September - 2016	$(2,489)
BIST 30 Index (Long)	TRY	617	1,967,340	October - 2016	(28,790)
IBEX Index (Short)	EUR	7	681,214	September - 2016	(7,014)
KOSPI Index (Short)	KRW	42	4,830,942	September - 2016	(29,863)
Bovespa Index (Long)	BRL	392	7,115,045	October - 2016	(169,974)
MSCI Taiwan Index (Long)	USD	102	3,420,060	September - 2016	(4,156)
NIFTY Index (Short)	USD	277	4,899,853	September - 2016	(91,524)
OMX Index (Short)	SEK	197	3,262,565	September - 2016	(2,850)
Russell 2000 Index (Short)	USD	6	743,280	September - 2016	(38,598)
S&P 500 E-Mini Index (Short)	USD	82	8,894,950	September - 2016	(153,436)
Topix Index (Short)	JPY	56	7,201,276	September - 2016	(106,544)

					$(635,238)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	69	$7,150,756	September - 2016	$(166,316)
Canadian Treasury Bond 10 yr (Short)	CAD	210	23,502,898	December - 2016	(25,773)
Euro Bund (Long)	EUR	15	2,755,217	December - 2016	(6,057)
Japanese Government Bond 10 yr (Long)	JPY	1	1,463,393	September - 2016	(1,338)
U.K. Gilt 10 yr (Short)	GBP	117	20,208,078	December - 2016	(41,670)
U.S. Treasury Note 10 yr (Long)	USD	197	25,791,609	December - 2016	(43,606)
U.S. Treasury Note 5 yr (Long)	USD	5	606,250	December - 2016	(760)

					$(285,520)

					$(920,758)

Swap Agreements at 8/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
9/20/16	USD	10,000,000	Goldman Sachs International	(1)	3-Month LIBOR	$1,483,472
9/20/16	USD	10,000,000	Goldman Sachs International	(1)	3-Month LIBOR	1,172,579
6/20/17	USD	8,823,000	Morgan Stanley Capital Services	(1)	3-Month LIBOR	201,021

						$2,857,072

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At August 31, 2016, the fund had liquid securities with an aggregate value of $6,590,199 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$35,260	$—	$—	$35,260
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	28,627,698	—	28,627,698
Non-U.S. Sovereign Debt	—	12,162,053	—	12,162,053
U.S. Corporate Bonds	—	78,872,925	—	78,872,925
Residential Mortgage-Backed Securities	—	6,402,477	—	6,402,477
Commercial Mortgage-Backed Securities	—	1,099,482	—	1,099,482
Asset-Backed Securities (including CDOs)	—	24,281,703	—	24,281,703
Foreign Bonds	—	58,199,466	—	58,199,466
Mutual Funds	2,561,494	—	—	2,561,494
Total Investments	$2,596,754	$209,645,804	$—	$212,242,558

Other Financial Instruments
Futures Contracts	$761,420	$—	$—	$761,420
Swap Agreements	—	2,857,072	—	2,857,072
Forward Foreign Currency Exchange Contracts	—	1,278,872	—	1,278,872

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$211,764,867
Gross unrealized appreciation	1,297,758
Gross unrealized depreciation	(820,067)
Net unrealized appreciation (depreciation)	$477,691

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,160,541	18,754,676	(21,353,723)	2,561,494

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,173	$2,561,494

QUARTERLY REPORT

August 31, 2016

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R6 (v)	14,268,474	$82,043,724
MFS Emerging Markets Equity Fund - Class R6	1,233,126	34,095,934
MFS Global Real Estate Fund - Class R6	5,022,204	84,272,591
MFS Growth Fund - Class R6	2,856,112	220,491,866
MFS International Growth Fund - Class R6	4,915,213	136,397,166
MFS International New Discovery Fund - Class R6	2,279,888	67,689,884
MFS International Value Fund - Class R6	3,651,145	135,859,109
MFS Mid Cap Growth Fund - Class R6	10,966,590	170,530,480
MFS Mid Cap Value Fund - Class R6	8,133,353	171,207,085
MFS New Discovery Fund - Class R6 (a)	1,620,636	42,752,375
MFS New Discovery Value Fund - Class R6	3,151,648	42,799,383
MFS Research Fund - Class R6	3,941,416	153,596,981
MFS Research International Fund - Class R6	8,621,561	136,134,450
MFS Value Fund - Class R6	6,181,309	222,156,245
Total Underlying Affiliated Funds		$1,700,027,273

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	321,537	$321,537
Total Investments		$1,700,348,810

Other Assets, Less Liabilities - 0.0%		299,779
Net Assets - 100.0%		$1,700,648,589

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,700,348,810	$—	$—	$1,700,348,810

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,177,521,160
Gross unrealized appreciation	555,094,400
Gross unrealized depreciation	(32,266,750)
Net unrealized appreciation (depreciation)	$522,827,650

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,358,062	385,177	(474,765)	14,268,474
MFS Emerging Markets Equity Fund	1,321,744	2,507	(91,125)	1,233,126
MFS Global Real Estate Fund	5,242,303	30,631	(250,730)	5,022,204
MFS Growth Fund	2,947,380	10,555	(101,823)	2,856,112
MFS Institutional Money Market Portfolio	141	16,467,389	(16,145,993)	321,537
MFS International Growth Fund	5,085,345	29,325	(199,457)	4,915,213
MFS International New Discovery Fund	2,331,370	27,615	(79,097)	2,279,888
MFS International Value Fund	3,779,548	22,739	(151,142)	3,651,145
MFS Mid Cap Growth Fund	11,402,681	9,930	(446,021)	10,966,590
MFS Mid Cap Value Fund	8,372,303	23,819	(262,769)	8,133,353
MFS New Discovery Fund	1,742,585	377	(122,326)	1,620,636
MFS New Discovery Value Fund	3,291,568	26,370	(166,290)	3,151,648
MFS Research Fund	4,100,376	1,896	(160,856)	3,941,416
MFS Research International Fund	8,759,991	104,582	(243,012)	8,621,561
MFS Value Fund	6,336,496	85,392	(240,579)	6,181,309

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,833,461)	$—	$—	$82,043,724
MFS Emerging Markets Equity Fund	(533,343)	—	—	34,095,934
MFS Global Real Estate Fund	238,934	—	—	84,272,591
MFS Growth Fund	329,809	78,728	247,932	220,491,866
MFS Institutional Money Market Portfolio	—	—	494	321,537
MFS International Growth Fund	(69,908)	—	—	136,397,166
MFS International New Discovery Fund	59,780	—	—	67,689,884
MFS International Value Fund	403,902	—	—	135,859,109
MFS Mid Cap Growth Fund	410,801	—	—	170,530,480
MFS Mid Cap Value Fund	137,622	—	—	171,207,085
MFS New Discovery Fund	(257,367)	—	—	42,752,375
MFS New Discovery Value Fund	60,923	172,854	97,838	42,799,383
MFS Research Fund	75,830	—	—	153,596,981
MFS Research International Fund	(504,078)	—	—	136,134,450
MFS Value Fund	291,165	—	1,143,976	222,156,245

	$(1,189,391)	$251,582	$1,490,240	$1,700,348,810

4

QUARTERLY REPORT

August 31, 2016

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R6	6,567,477	$62,259,682
MFS Commodity Strategy Fund - Class R6 (v)	5,253,476	30,207,486
MFS Emerging Markets Debt Fund - Class R6	6,185,550	93,649,220
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,883,463	61,651,231
MFS Global Bond Fund - Class R6	17,019,011	155,213,381
MFS Global Real Estate Fund - Class R6	1,852,198	31,079,875
MFS Government Securities Fund - Class R6	30,475,896	311,463,661
MFS Growth Fund - Class R6	2,410,246	186,070,969
MFS High Income Fund - Class R6	45,951,003	156,233,412
MFS Inflation-Adjusted Bond Fund - Class R6	29,245,316	311,462,617
MFS International Growth Fund - Class R6	2,244,319	62,279,848
MFS International Value Fund - Class R6	1,666,475	62,009,540
MFS Limited Maturity Fund - Class R6	51,911,018	311,466,106
MFS Mid Cap Growth Fund - Class R6	8,008,102	124,525,992
MFS Mid Cap Value Fund - Class R6	5,926,107	124,744,554
MFS New Discovery Fund - Class R6 (a)	1,181,595	31,170,465
MFS New Discovery Value Fund - Class R6	2,297,277	31,197,020
MFS Research Fund - Class R6	4,794,466	186,840,349
MFS Research International Fund - Class R6	7,871,617	124,292,835
MFS Total Return Bond Fund - Class R6	42,643,922	467,803,833
MFS Value Fund - Class R6	5,204,964	187,066,410
Total Underlying Affiliated Funds		$3,112,688,486

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	302	$302
Total Investments		$3,112,688,788

Other Assets, Less Liabilities - 0.0%		1,050,279
Net Assets - 100.0%		$3,113,739,067

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,112,688,788	$—	$—	$3,112,688,788

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,634,506,520
Gross unrealized appreciation	504,251,834
Gross unrealized depreciation	(26,069,566)
Net unrealized appreciation (depreciation)	$478,182,268

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,522,561	84,272	(39,356)	6,567,477
MFS Commodity Strategy Fund	5,226,413	204,941	(177,878)	5,253,476
MFS Emerging Markets Debt Fund	6,351,068	79,041	(244,559)	6,185,550
MFS Emerging Markets Debt Local Currency Fund	9,044,477	116,112	(277,126)	8,883,463
MFS Global Bond Fund	17,116,519	141,983	(239,491)	17,019,011
MFS Global Real Estate Fund	1,903,942	14,767	(66,511)	1,852,198
MFS Government Securities Fund	29,874,026	768,358	(166,488)	30,475,896
MFS Growth Fund	2,474,949	10,495	(75,198)	2,410,246
MFS High Income Fund	46,778,743	692,837	(1,520,577)	45,951,003
MFS Inflation-Adjusted Bond Fund	28,936,086	517,826	(208,596)	29,245,316
MFS Institutional Money Market Portfolio	92	29,761,443	(29,761,233)	302
MFS International Growth Fund	2,317,959	21,976	(95,616)	2,244,319
MFS International Value Fund	1,718,704	10,672	(62,901)	1,666,475
MFS Limited Maturity Fund	50,670,225	1,394,035	(153,242)	51,911,018
MFS Mid Cap Growth Fund	8,289,975	17,414	(299,287)	8,008,102
MFS Mid Cap Value Fund	6,092,641	25,532	(192,066)	5,926,107
MFS New Discovery Fund	1,271,645	204	(90,254)	1,181,595
MFS New Discovery Value Fund	2,400,988	19,075	(122,786)	2,297,277
MFS Research Fund	4,970,787	2,029	(178,350)	4,794,466
MFS Research International Fund	7,988,842	106,187	(223,412)	7,871,617
MFS Total Return Bond Fund	42,336,561	720,480	(413,119)	42,643,922
MFS Value Fund	5,320,121	69,027	(184,184)	5,204,964

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(26,144)	$—	$119,373	$62,259,682
MFS Commodity Strategy Fund	(695,221)	—	—	30,207,486
MFS Emerging Markets Debt Fund	(246,119)	—	1,180,816	93,649,220
MFS Emerging Markets Debt Local Currency Fund	(305,541)	—	694,019	61,651,231
MFS Global Bond Fund	(344,835)	—	649,065	155,213,381
MFS Global Real Estate Fund	121,332	—	—	31,079,875
MFS Government Securities Fund	(44,829)	—	2,062,316	311,463,661
MFS Growth Fund	335,642	65,973	207,764	186,070,969
MFS High Income Fund	(392,533)	—	2,316,422	156,233,412
MFS Inflation-Adjusted Bond Fund	(150,072)	—	869,513	311,462,617
MFS Institutional Money Market Portfolio	—	—	624	302
MFS International Growth Fund	62,519	—	—	62,279,848
MFS International Value Fund	223,338	—	—	62,009,540
MFS Limited Maturity Fund	(42,945)	—	1,092,357	311,466,106
MFS Mid Cap Growth Fund	317,736	—	—	124,525,992
MFS Mid Cap Value Fund	189,056	—	—	124,744,554
MFS New Discovery Fund	65,382	—	—	31,170,465
MFS New Discovery Value Fund	92,768	128,343	72,643	31,197,020
MFS Research Fund	404,780	—	—	186,840,349
MFS Research International Fund	(271,905)	—	—	124,292,835
MFS Total Return Bond Fund	(20,047)	—	3,558,577	467,803,833
MFS Value Fund	371,734	—	957,396	187,066,410

	$(355,904)	$194,316	$13,780,885	$3,112,688,788

4

QUARTERLY REPORT

August 31, 2016

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.8%
Airlines - 0.4%
Copa Holdings S.A., “A”	36,680	$2,803,452

Alcoholic Beverages - 1.6%
AmBev S.A., ADR	1,781,863	$10,566,448
China Resources Enterprise Ltd.	784,000	1,809,025

		$12,375,473
Apparel Manufacturers - 1.7%
Global Brands Group Holding Ltd. (a)	72,500,000	$6,728,929
Stella International Holdings	4,272,500	6,796,302

		$13,525,231
Automotive - 1.5%
Ford Otomotiv Sanayi A.S.	465,299	$5,047,183
Kia Motors Corp.	179,017	6,735,214

		$11,782,397
Brokerage & Asset Managers - 0.4%
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	247,300	$3,346,652

Business Services - 3.1%
Cognizant Technology Solutions Corp., “A” (a)	312,370	$17,942,533
Eurocash S.A.	578,696	6,366,863

		$24,309,396
Cable TV - 1.5%
Naspers Ltd.	74,470	$12,187,105

Computer Software - Systems - 3.9%
EPAM Systems, Inc. (a)	116,580	$7,951,922
Globant S.A. (a)(l)	186,163	7,269,665
Hon Hai Precision Industry Co. Ltd.	4,575,950	12,690,742
Linx S.A.	622,500	3,334,959

		$31,247,288
Construction - 1.8%
Techtronic Industries Co. Ltd.	3,522,500	$14,280,620

Consumer Products - 2.8%
Dabur India Ltd.	1,806,276	$7,837,895
Hengan International Group Co. Ltd.	1,598,500	13,527,663
LG Household & Health Care Ltd.	532	453,751

		$21,819,309
Consumer Services - 2.9%
51job, Inc., ADR (a)	273,284	$9,108,556
China Maple Leaf Educational Systems	5,489,000	4,125,126
Kroton Educacional S.A.	1,279,800	5,469,231
SEEK Ltd.	323,637	3,908,698

		$22,611,611
Electronics - 12.5%
ASM Pacific Technology Ltd.	1,008,300	$7,850,587
Largan Precision Co. Ltd.	107,000	12,004,853

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Samsung Electronics Co. Ltd.	25,983	$37,751,085
Taiwan Semiconductor Manufacturing Co. Ltd.	7,446,695	41,304,685

		$98,911,210
Energy - Independent - 2.6%
Coal India Ltd.	1,884,681	$9,385,413
Gran Tierra Energy, Inc. (a)	2,452,392	6,881,808
Ultrapar Participacoes S.A.	189,640	4,371,022

		$20,638,243
Energy - Integrated - 2.2%
LUKOIL PJSC, ADR	394,671	$17,700,994

Engineering - Construction - 0.6%
Mills Estruturas e Servicos de Engenharia S.A. (a)	2,268,084	$3,469,694
Promotora y Operadora de Infraestructura S.A.B. de C.V.	115,979	1,392,983

		$4,862,677
Food & Beverages - 3.4%
AVI Ltd.	1,658,749	$10,041,400
BRF S.A.	478,510	7,979,612
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	24,800	8,919
Tingyi (Cayman Islands) Holding Corp.	5,386,000	4,985,012
Want Want China Holdings Ltd.	6,161,000	4,058,332

		$27,073,275
Food & Drug Stores - 2.1%
Clicks Group Ltd.	838,809	$6,909,248
Dairy Farm International Holdings Ltd.	699,300	5,013,981
Magnit PJSC	31,330	4,917,347

		$16,840,576
Forest & Paper Products - 0.4%
Fibria Celulose S.A.	428,007	$2,917,266

Furniture & Appliances - 1.0%
Coway Co. Ltd.	104,645	$7,827,258

General Merchandise - 1.7%
PriceSmart, Inc.	51,925	$4,337,295
S.A.C.I. Falabella	834,758	5,948,446
Walmart de Mexico S.A.B. de C.V.	1,223,558	2,792,369

		$13,078,110
Health Maintenance Organizations - 1.2%
OdontoPrev S.A.	873,071	$3,447,187
Qualicorp S.A.	814,161	5,718,188

		$9,165,375
Insurance - 4.3%
AIA Group Ltd.	2,191,000	$13,853,414
BB Seguridade Participacoes S.A.	561,646	5,069,980
Brasil Insurance Participacoes e Administracao S.A. (a)	54,805	321,614
Cathay Financial Holding Co. Ltd.	5,019,550	6,343,548
Samsung Fire & Marine Insurance Co. Ltd.	34,416	8,333,919

		$33,922,475

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 9.2%
Alibaba Group Holding Ltd., ADR (a)	301,159	$29,269,643
Baidu, Inc., ADR (a)	46,228	7,908,224
NAVER Corp.	18,839	14,277,090
Tencent Holdings Ltd.	820,400	21,341,367

		$72,796,324
Machinery & Tools - 0.1%
TK Corp.	108,081	$794,856

Major Banks - 1.9%
BOC Hong Kong Holdings Ltd.	1,173,000	$4,105,285
Industrial & Commercial Bank of China, “H”	17,109,000	10,872,939

		$14,978,224
Metals & Mining - 0.9%
Grupo Mexico S.A.B. de C.V., “B”	1,282,286	$3,208,672
Iluka Resources Ltd.	809,599	4,003,630

		$7,212,302
Natural Gas - Distribution - 1.5%
China Resources Gas Group Ltd.	3,570,000	$11,965,118

Network & Telecom - 0.7%
VTech Holdings Ltd.	516,300	$5,763,621

Oil Services - 0.5%
Lamprell PLC (a)	5,101,380	$4,103,060

Other Banks & Diversified Financials - 17.8%
Banco Santander Chile, ADR	141,016	$2,985,309
Bancolombia S.A., ADR	158,750	6,234,113
China Construction Bank	30,832,490	23,052,180
Credicorp Ltd.	27,421	4,296,322
E.Sun Financial Holding Co. Ltd.	15,533,849	8,738,570
FirstRand Ltd.	1,655,483	4,962,395
Grupo Financiero Banorte S.A. de C.V.	669,808	3,604,643
Grupo Financiero Inbursa S.A. de C.V.	3,916,062	6,829,863
Housing Development Finance Corp. Ltd.	1,181,874	24,803,118
Kasikornbank Co. Ltd.	1,627,600	9,309,841
Komercni Banka A.S.	82,282	2,784,547
Kotak Mahindra Bank Ltd.	1,253,647	15,104,790
PT Bank Central Asia Tbk	3,992,500	4,529,749
Public Bank Berhad	1,632,651	7,971,024
Sberbank of Russia	1,723,385	3,782,446
Shinhan Financial Group Co. Ltd.	212,081	7,798,494
Turkiye Sinai Kalkinma Bankasi A.S.	5,186,469	2,385,027
Union National Bank	1,208,690	1,378,784

		$140,551,215
Pharmaceuticals - 1.1%
Genomma Lab Internacional S.A., “B” (a)	7,883,276	$8,844,591

Real Estate - 2.4%
Aldar Properties PJSC	7,237,536	$5,438,349
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,501,032	3,360,220

3

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Hang Lung Properties Ltd.		4,404,000	$10,037,025

			$18,835,594
Restaurants - 0.9%
Alsea S.A.B. de C.V.		769,396	$2,768,028
Jollibee Foods Corp.		851,090	4,475,095

			$7,243,123
Specialty Chemicals - 1.5%
Astra Argo Lestari (a)		5,171,000	$6,393,095
PTT Global Chemical PLC		3,307,700	5,828,883

			$12,221,978
Specialty Stores - 1.3%
Dufry AG (a)		88,320	$10,326,674

Telephone Services - 0.8%
Hellenic Telecommunications Organization S.A.		389,459	$3,692,588
PT XL Axiata Tbk (a)		12,387,750	2,652,183

			$6,344,771
Tobacco - 1.5%
ITC Ltd.		1,692,705	$6,572,912
PT Hanjaya Mandala Sampoerna Tbk		17,100,500	5,130,795

			$11,703,707
Trucking - 0.9%
Emergent Capital, Inc.		700,285	$7,512,512

Utilities - Electric Power - 1.2%
CESC Ltd.		949,453	$9,450,579
Total Common Stocks			$773,874,242

Preferred Stocks - 0.6%
Forest & Paper Products - 0.6%
Suzano Papel e Celulose S.A.		1,505,400	$4,755,072
	First Exercise
Warrants - 0.4%
Deutsche Bank AG (Union National Bank - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/15/17	2,682,100	$3,095,948

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.38% (v)		10,168,962	$10,168,962

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.43%, at Net Asset Value (j)		2,545,440	$2,545,440
Total Investments			$794,439,664

Other Assets, Less Liabilities - (0.4)%			(3,394,330)
Net Assets - 100.0%			$791,045,334

(a)	Non-income producing security.
(j)	The rate quoted is annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

4

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,095,948 representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$142,032,104	$—	$—	$142,032,104
South Korea	83,971,667		—	83,971,667
Taiwan	81,082,400	—	—	81,082,400
Hong Kong	74,429,762	—	—	74,429,762
India	73,154,708	—	—	73,154,708
Brazil	60,766,925	—	—	60,766,925
South Africa	41,612,661	—	—	41,612,661
Mexico	32,801,369	—	—	32,801,369
United States	30,231,750	—	—	30,231,750
Other Countries	144,017,292	17,624,624	—	161,641,916
Mutual Funds	12,714,402	—	—	12,714,402
Total Investments	$776,815,040	$17,624,624	$—	$794,439,664

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $326,427,257 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$753,206,289
Gross unrealized appreciation	112,428,569
Gross unrealized depreciation	(71,195,194)
Net unrealized appreciation (depreciation)	$41,233,375

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,106,189	65,444,837	(66,382,064)	10,168,962

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,224	$10,168,962

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2016, are as follows:

China	18.0%
South Korea	10.6%
Taiwan	10.3%
Hong Kong	9.4%
India	9.3%
Brazil	7.7%
South Africa	5.3%
United States	5.0%
Mexico	4.1%
Other Countries	20.3%

7

QUARTERLY REPORT

August 31, 2016

MFS® GROWTH

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R6	5,552,776	$52,640,312
MFS Commodity Strategy Fund - Class R6 (v)	35,023,148	201,383,100
MFS Emerging Markets Debt Fund - Class R6	10,588,046	160,303,011
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,134,266	105,031,807
MFS Emerging Markets Equity Fund - Class R6	1,920,380	53,098,494
MFS Global Bond Fund - Class R6	11,630,497	106,070,133
MFS Global Real Estate Fund - Class R6	9,434,281	158,307,240
MFS Growth Fund - Class R6	7,545,893	582,542,930
MFS High Income Fund - Class R6	78,742,202	267,723,486
MFS Inflation-Adjusted Bond Fund - Class R6	24,727,023	263,342,798
MFS International Growth Fund - Class R6	9,572,827	265,645,940
MFS International New Discovery Fund - Class R6	3,552,063	105,460,750
MFS International Value Fund - Class R6	7,111,340	264,612,955
MFS Mid Cap Growth Fund - Class R6	30,777,118	478,584,192
MFS Mid Cap Value Fund - Class R6	22,815,367	480,263,469
MFS New Discovery Fund - Class R6 (a)	4,041,811	106,622,987
MFS New Discovery Value Fund - Class R6	7,863,756	106,789,807
MFS Research Fund - Class R6	10,918,648	425,499,724
MFS Research International Fund - Class R6	23,473,445	370,645,694
MFS Total Return Bond Fund - Class R6	14,499,393	159,058,345
MFS Value Fund - Class R6	16,313,838	586,319,346
Total Underlying Affiliated Funds		$5,299,946,520

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	110	$110
Total Investments		$5,299,946,630

Other Assets, Less Liabilities - 0.0%		160,533
Net Assets - 100.0%		$5,300,107,163

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,299,946,630	$—	$—	$5,299,946,630

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,051,418,273
Gross unrealized appreciation	1,362,295,109
Gross unrealized depreciation	(113,766,752)
Net unrealized appreciation (depreciation)	$1,248,528,357

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,510,059	56,272	(13,555)	5,552,776
MFS Commodity Strategy Fund	35,957,419	461,708	(1,395,979)	35,023,148
MFS Emerging Markets Debt Fund	10,881,028	136,557	(429,539)	10,588,046
MFS Emerging Markets Debt Local Currency Fund	15,417,229	185,935	(468,898)	15,134,266
MFS Emerging Markets Equity Fund	2,034,347	1,211	(115,178)	1,920,380
MFS Global Bond Fund	11,714,964	80,747	(165,214)	11,630,497
MFS Global Real Estate Fund	9,842,225	28,690	(436,634)	9,434,281
MFS Growth Fund	7,713,895	16,984	(184,986)	7,545,893
MFS High Income Fund	80,185,270	1,191,891	(2,634,959)	78,742,202
MFS Inflation-Adjusted Bond Fund	24,575,727	270,999	(119,703)	24,727,023
MFS Institutional Money Market Portfolio	28	10,712,889	(10,712,807)	110
MFS International Growth Fund	9,837,458	24,657	(289,288)	9,572,827
MFS International New Discovery Fund	3,615,031	12,642	(75,610)	3,552,063
MFS International Value Fund	7,335,571	8,602	(232,833)	7,111,340
MFS Mid Cap Growth Fund	31,841,031	2,026	(1,065,939)	30,777,118
MFS Mid Cap Value Fund	23,487,214	10,690	(682,537)	22,815,367
MFS New Discovery Fund	4,310,449	72	(268,710)	4,041,811
MFS New Discovery Value Fund	8,221,872	51,528	(409,644)	7,863,756
MFS Research Fund	11,333,268	—	(414,620)	10,918,648
MFS Research International Fund	23,562,094	151,103	(239,752)	23,473,445
MFS Total Return Bond Fund	14,372,329	199,437	(72,373)	14,499,393
MFS Value Fund	16,728,930	179,958	(595,050)	16,313,838

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(9,468)	$—	$100,930	$52,640,312
MFS Commodity Strategy Fund	(5,779,543)	—	—	201,383,100
MFS Emerging Markets Debt Fund	(519,587)	—	2,018,933	160,303,011
MFS Emerging Markets Debt Local Currency Fund	(514,493)	—	1,182,561	105,031,807
MFS Emerging Markets Equity Fund	(743,819)	—	—	53,098,494
MFS Global Bond Fund	(261,993)	—	443,285	106,070,133
MFS Global Real Estate Fund	410,898	—	—	158,307,240
MFS Growth Fund	566,264	206,164	649,256	582,542,930
MFS High Income Fund	(1,150,083)	—	3,962,270	267,723,486
MFS Inflation-Adjusted Bond Fund	(93,718)	—	737,341	263,342,798
MFS Institutional Money Market Portfolio	—	—	164	110
MFS International Growth Fund	(135,133)	—	—	265,645,940
MFS International New Discovery Fund	38,713	—	—	105,460,750
MFS International Value Fund	804,426	—	—	264,612,955
MFS Mid Cap Growth Fund	1,076,905	—	—	478,584,192
MFS Mid Cap Value Fund	399,509	—	—	480,263,469
MFS New Discovery Fund	(659,606)	—	—	106,622,987
MFS New Discovery Value Fund	144,322	435,677	246,598	106,789,807
MFS Research Fund	88,585	—	—	425,499,724
MFS Research International Fund	(560,654)	—	—	370,645,694
MFS Total Return Bond Fund	(12,972)	—	1,208,044	159,058,345
MFS Value Fund	591,590	—	3,008,191	586,319,346

	$(6,319,857)	$641,841	$13,557,573	$5,299,946,630

4

QUARTERLY REPORT

August 31, 2016

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R6	18,341,493	$507,142,284
MFS International Growth Fund - Class R6	45,688,494	1,267,855,710
MFS International New Discovery Fund - Class R6	17,081,249	507,142,284
MFS International Value Fund - Class R6	34,072,983	1,267,855,711
MFS Research International Fund - Class R6	96,353,822	1,521,426,852
Total Underlying Affiliated Funds		$5,071,422,841

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	913,135	$913,135
Total Investments		$5,072,335,976

Other Assets, Less Liabilities - 0.1%		4,412,024
Net Assets - 100.0%		$5,076,748,000

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,072,335,976	$—	$—	$5,072,335,976

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,698,812,991
Gross unrealized appreciation	457,093,051
Gross unrealized depreciation	(83,570,066)
Net unrealized appreciation (depreciation)	$373,522,985

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	18,783,411	591,353	(1,033,271)	18,341,493
MFS Institutional Money Market Portfolio	164,624	64,869,841	(64,121,330)	913,135
MFS International Growth Fund	44,577,045	1,793,220	(681,771)	45,688,494
MFS International New Discovery Fund	16,301,305	893,938	(113,994)	17,081,249
MFS International Value Fund	33,079,821	1,706,603	(713,441)	34,072,983
MFS Research International Fund	92,084,541	5,079,294	(810,013)	96,353,822

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$960,410	$—	$—	$507,142,284
MFS Institutional Money Market Portfolio	—	—	1,979	913,135
MFS International Growth Fund	5,223,095	—	—	1,267,855,710
MFS International New Discovery Fund	1,278,512	—	—	507,142,284
MFS International Value Fund	9,147,984	—	—	1,267,855,711
MFS Research International Fund	2,390,815	—	—	1,521,426,852

	$19,000,816	$—	$1,979	$5,072,335,976

3

QUARTERLY REPORT

August 31, 2016

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.4%
Aerospace - 1.0%
Rolls-Royce Holdings PLC	4,103,932	$41,495,883

Alcoholic Beverages - 5.4%
AmBev S.A., ADR	4,200,986	$24,911,847
Carlsberg A.S., “B”	447,254	41,930,691
Diageo PLC	2,229,490	61,729,571
Pernod Ricard S.A.	828,456	95,090,036

		$223,662,145
Apparel Manufacturers - 4.1%
Burberry Group PLC	2,048,635	$35,079,735
Kering S.A.	201,718	38,239,835
LVMH Moet Hennessy Louis Vuitton S.A.	565,908	95,759,442

		$169,079,012
Automotive - 0.4%
Guangzhou Automobile Group Co. Ltd., “H”	11,604,000	$15,975,497

Broadcasting - 2.1%
Publicis Groupe S.A.	447,839	$33,244,527
WPP PLC	2,288,682	52,774,495

		$86,019,022
Business Services - 8.6%
Accenture PLC, “A”	898,220	$103,295,300
Amadeus IT Holding S.A.	1,119,119	51,424,605
Brenntag AG	715,412	38,934,736
Compass Group PLC	4,666,436	88,361,829
Experian Group Ltd.	1,538,594	30,588,912
Intertek Group PLC	907,114	41,583,960

		$354,189,342
Computer Software - 3.9%
Dassault Systems S.A.	452,386	$38,108,454
OBIC Co. Ltd.	663,700	33,998,067
SAP AG	1,029,254	90,422,906

		$162,529,427
Computer Software - Systems - 1.6%
NICE Systems Ltd., ADR	980,310	$67,082,613

Construction - 0.9%
Toto Ltd.	938,600	$35,651,650

Consumer Products - 4.8%
Hengan International Group Co. Ltd.	2,054,500	$17,386,665
L’Oréal	379,660	71,718,341
Reckitt Benckiser Group PLC	879,215	84,904,916
Shiseido Co. Ltd.	74,700	1,877,879
Uni-Charm Corp.	930,600	22,602,791

		$198,490,592
Containers - 0.9%
Brambles Ltd.	4,198,336	$38,872,810

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 5.7%
Keyence Corp.	37,300	$26,147,673
Legrand S.A.	382,324	22,905,349
Mettler-Toledo International, Inc. (a)	192,124	77,439,421
Prysmian S.p.A.	1,686,344	41,608,445
Schneider Electric S.A.	992,859	67,656,245

		$235,757,133
Electronics - 3.4%
MediaTek, Inc.	2,358,000	$18,541,183
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,294,659	123,428,500

		$141,969,683
Energy - Independent - 0.3%
Oil Search Ltd.	2,685,209	$13,561,427

Energy - Integrated - 0.7%
Suncor Energy, Inc.	1,082,000	$29,339,576

Food & Beverages - 7.0%
Danone S.A.	1,551,207	$117,850,336
Nestle S.A.	1,930,654	153,698,549
Want Want China Holdings Ltd.	25,970,000	17,106,780

		$288,655,665
Food & Drug Stores - 1.4%
Dairy Farm International Holdings Ltd.	1,439,000	$10,317,630
Sundrug Co. Ltd.	670,100	48,574,397

		$58,892,027
Gaming & Lodging - 1.1%
Paddy Power PLC	367,373	$44,189,271

Insurance - 2.5%
AIA Group Ltd.	16,384,600	$103,597,738

Internet - 3.4%
Alibaba Group Holding Ltd., ADR (a)	816,437	$79,349,512
Baidu, Inc., ADR (a)	223,847	38,293,506
NAVER Corp.	29,345	22,239,036

		$139,882,054
Machinery & Tools - 2.1%
Atlas Copco AB, “A”	716,427	$20,319,541
GEA Group AG	575,020	30,861,258
Weir Group PLC	1,745,486	34,541,703

		$85,722,502
Major Banks - 1.4%
HSBC Holdings PLC	7,726,482	$57,254,018

Medical & Health Technology & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA	622,394	$55,081,757

Medical Equipment - 4.3%
Essilor International S.A.	371,470	$47,174,464
QIAGEN N.V. (a)	824,305	21,828,246

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Smith & Nephew PLC	2,014,084	$32,504,507
Sonova Holding AG	183,708	25,420,831
Terumo Corp.	1,325,900	51,580,220

		$178,508,268
Network & Telecom - 0.9%
LM Ericsson Telephone Co., “B”	4,966,488	$35,418,349

Other Banks & Diversified Financials - 8.3%
Aeon Credit Service Co. Ltd.	839,000	$15,447,688
Credicorp Ltd.	205,220	32,153,870
DBS Group Holdings Ltd.	3,534,900	38,891,813
Element Financial Corp.	1,397,094	14,541,965
Grupo Financiero Banorte S.A. de C.V.	4,737,683	25,496,348
Grupo Financiero Inbursa S.A. de C.V.	4,304,759	7,507,775
HDFC Bank Ltd.	4,109,736	96,078,963
Julius Baer Group Ltd.	647,881	27,158,897
UBS AG	5,771,746	83,446,930

		$340,724,249
Pharmaceuticals - 9.2%
Bayer AG	706,393	$75,619,199
Novartis AG	1,328,082	104,512,782
Novo Nordisk A.S., “B”	819,786	38,421,901
Roche Holding AG	581,511	141,778,596
Shire PLC	327,387	20,467,921

		$380,800,399
Railroad & Shipping - 2.3%
Canadian National Railway Co.	1,495,134	$96,152,068

Restaurants - 1.2%
Whitbread PLC	902,016	$49,416,578

Specialty Chemicals - 6.1%
Akzo Nobel N.V.	746,247	$50,426,875
Croda International PLC	704,068	30,602,487
L’Air Liquide S.A.	403,811	44,290,887
Linde AG	333,934	57,195,341
Nippon Paint Holdings Co. Ltd.	588,200	21,062,978
Symrise AG	653,903	48,147,446

		$251,726,014
Telecommunications - Wireless - 0.9%
SoftBank Corp.	551,100	$35,985,421

Tobacco - 1.9%
ITC Ltd.	8,003,850	$31,079,606
Japan Tobacco, Inc.	1,168,600	45,268,920

		$76,348,526
Trucking - 0.3%
Yamato Holdings Co. Ltd.	521,800	$12,313,098
Total Common Stocks		$4,104,343,814

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.38% (v)	15,528,627	$15,528,627
Total Investments		$4,119,872,441

Other Assets, Less Liabilities - 0.2%		8,867,236
Net Assets - 100.0%		$4,128,739,677

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,104,343,814	$—	$—	$4,104,343,814
Mutual Funds	15,528,627	—	—	15,528,627
Total Investments	$4,119,872,441	$—	$—	$4,119,872,441

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $725,226,949 been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,454,028,344
Gross unrealized appreciation	860,246,662
Gross unrealized depreciation	(194,402,565)
Net unrealized appreciation (depreciation)	$665,844,097

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,170,559	151,348,662	(166,990,594)	15,528,627

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,771	$15,528,627

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2016, are as follows:

France	16.3%
United Kingdom	16.0%
Switzerland	13.0%
Germany	10.1%
Japan	8.5%
United States	5.0%
China	4.1%
Taiwan	3.4%
Canada	3.4%
Other Countries	20.2%

6

QUARTERLY REPORT

August 31, 2016

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.2%
Aerospace - 0.6%
Cobham PLC (h)	68,056,604	$144,508,841

Alcoholic Beverages - 3.6%
Heineken N.V.	4,680,571	$418,197,606
Pernod Ricard S.A.	4,416,769	506,955,981

		$925,153,587
Apparel Manufacturers - 0.4%
Compagnie Financiere Richemont S.A.	1,981,746	$114,143,573

Automotive - 0.4%
USS Co. Ltd.	6,003,200	$95,967,649

Brokerage & Asset Managers - 1.1%
Computershare Ltd.	8,319,813	$61,777,245
Daiwa Securities Group, Inc.	15,433,000	90,153,242
IG Group Holdings PLC	11,834,655	147,791,767

		$299,722,254
Business Services - 10.9%
Amadeus IT Holding S.A.	9,178,670	$421,768,804
Brenntag AG	3,581,290	194,903,886
Bunzl PLC	15,132,997	468,579,053
Compass Group PLC	34,082,395	645,371,064
Intertek Group PLC	3,029,881	138,895,938
Nomura Research, Inc.	11,072,000	374,542,116
Secom Co. Ltd.	3,719,900	282,304,690
SGS S.A.	137,555	302,228,006

		$2,828,593,557
Chemicals - 2.8%
Givaudan S.A.	227,140	$469,498,877
Orica Ltd.	9,788,409	108,581,664
Syngenta AG (a)	351,887	153,122,990

		$731,203,531
Computer Software - 2.9%
Cadence Design Systems, Inc. (a)	14,152,451	$360,038,353
Dassault Systems S.A.	2,336,885	196,856,388
OBIC Co. Ltd.	3,623,000	185,588,363

		$742,483,104
Construction - 0.4%
Geberit AG	234,092	$102,105,097

Consumer Products - 8.5%
Colgate-Palmolive Co.	7,229,465	$537,438,428
Kao Corp.	9,937,500	516,444,571
Kobayashi Pharmaceutical Co. Ltd. (h)	4,607,000	213,952,883
KOSE Corp.	511,900	45,913,420
Reckitt Benckiser Group PLC	9,014,709	870,541,464
ROHTO Pharmaceutical Co. Ltd.	2,056,700	32,222,594

		$2,216,513,360

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 2.9%
Brambles Ltd. (h)	80,159,084	$742,200,911

Electrical Equipment - 4.3%
IMI PLC (h)	19,669,215	$273,008,481
Legrand S.A.	4,755,413	284,900,744
OMRON Corp.	3,698,300	125,463,036
Schneider Electric S.A.	4,386,370	298,899,768
Spectris PLC	5,294,324	134,595,330

		$1,116,867,359
Electronics - 10.7%
Analog Devices, Inc.	7,953,363	$497,562,389
ASM International N.V.	1,440,132	54,826,280
Halma PLC	16,649,398	231,749,350
Hirose Electric Co. Ltd.	1,925,000	247,078,722
Infineon Technologies AG	15,571,737	262,192,562
NVIDIA Corp.	9,804,367	601,399,872
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	521,957,400
Texas Instruments, Inc.	4,279,965	297,628,766
Yokogawa Electric Corp.	4,636,300	59,373,677

		$2,773,769,018
Energy - Independent - 0.6%
Cairn Energy PLC (a)	19,605,056	$47,807,289
INPEX Corp.	11,400,300	98,990,282

		$146,797,571
Food & Beverages - 10.1%
Danone S.A.	12,845,096	$975,884,511
ITO EN Ltd. (h)	5,370,800	161,438,052
Kerry Group PLC	1,350,857	114,789,070
Nestle S.A.	14,727,493	1,172,449,496
Toyo Suisan Kaisha Ltd.	5,139,000	210,348,089

		$2,634,909,218
Insurance - 3.7%
Euler Hermes Group	735,495	$60,784,033
Fairfax Financial Holdings Ltd.	981,942	555,754,912
Hiscox Ltd.	8,543,828	117,129,724
Jardine Lloyd Thompson Group PLC	6,987,062	90,144,925
Sony Financial Holdings, Inc.	1,869,900	25,681,418
Zurich Insurance Group AG	473,945	121,142,568

		$970,637,580
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	407,700	$14,146,262
Yamaha Corp.	2,224,600	72,135,824

		$86,282,086
Machinery & Tools - 4.1%
GEA Group AG	6,666,785	$357,805,597
Glory Ltd.	1,985,900	63,627,879
Misumi Group, Inc.	3,158,300	55,128,689
Neopost S.A. (h)(l)	2,396,732	63,306,946
Nordson Corp.	1,885,712	186,176,346
Schindler Holding AG	521,031	98,055,857

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Spirax Sarco Engineering PLC	3,482,926	$198,219,912
Wartsila Corp.	1,023,620	42,109,479

		$1,064,430,705
Major Banks - 1.0%
Bank of Ireland (a)	265,991,103	$59,933,366
Sumitomo Mitsui Financial Group, Inc.	5,508,800	192,793,358

		$252,726,724
Medical Equipment - 1.5%
Nihon Kohden Corp. (h)	8,349,400	$190,124,065
Terumo Corp.	4,983,300	193,860,557

		$383,984,622
Network & Telecom - 0.8%
LM Ericsson Telephone Co., “B”	28,724,772	$204,849,787

Oil Services - 0.3%
Core Laboratories N.V.	592,726	$66,254,912

Other Banks & Diversified Financials - 5.8%
Chiba Bank Ltd.	11,643,000	$68,981,385
DnB NOR A.S.A.	19,140,543	232,688,729
Hachijuni Bank Ltd.	11,422,000	60,385,966
ING Groep N.V.	21,332,094	266,978,652
Joyo Bank Ltd.	16,436,000	65,289,673
Julius Baer Group Ltd.	1,670,684	70,034,367
Jyske Bank A.S.	1,449,913	69,606,429
North Pacific Bank Ltd.	17,119,600	57,911,951
Svenska Handelsbanken AB, “A”	23,147,587	298,786,700
Sydbank A.S.	1,922,552	60,916,305
UBS AG	17,791,082	257,220,463

		$1,508,800,620
Pharmaceuticals - 2.9%
Bayer AG	2,652,771	$283,978,491
Roche Holding AG	1,172,146	285,781,720
Santen Pharmaceutical Co. Ltd.	14,885,500	187,318,620

		$757,078,831
Printing & Publishing - 0.3%
RELX N.V.	4,526,972	$80,288,829

Real Estate - 4.4%
Deutsche Wohnen AG	11,420,259	$429,295,212
LEG Immobilien AG	1,740,019	169,848,558
TAG Immobilien AG	6,656,175	95,740,627
Vonovia SE	11,213,489	436,344,674

		$1,131,229,071
Specialty Chemicals - 1.3%
Symrise AG	4,686,182	$345,047,651

Specialty Stores - 0.4%
Esprit Holdings Ltd. (a)(h)	109,515,021	$96,844,112

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.6%
KDDI Corp.	20,216,100	$593,206,201
Vodafone Group PLC	30,450,876	91,909,081

		$685,115,282
Telephone Services - 0.1%
TDC A.S. (a)	5,861,570	$32,400,771

Tobacco - 3.8%
British American Tobacco PLC	7,478,223	$463,996,119
Japan Tobacco, Inc.	13,458,900	521,367,334

		$985,363,453
Trucking - 1.7%
Yamato Holdings Co. Ltd.	19,149,400	$451,875,128
Total Common Stocks		$24,718,148,794

Preferred Stocks - 2.4%
Consumer Products - 2.4%
Henkel AG & Co. KGaA	4,900,240	$643,071,812

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.38% (v)	539,480,558	$539,480,558

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.43%, at Net Asset Value (j)	18,323,932	$18,323,932
Total Investments		$25,919,025,096

Other Assets, Less Liabilities - 0.2%		45,378,748
Net Assets - 100.0%		$25,964,403,844

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$25,361,220,606	$—	$—	$25,361,220,606
Mutual Funds	557,804,490	—	—	557,804,490
Total Investments	$25,919,025,096	$—	$—	$25,919,025,096

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,193,987,519 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$20,793,844,610
Gross unrealized appreciation	5,917,907,402
Gross unrealized depreciation	(792,726,916)
Net unrealized appreciation (depreciation)	$5,125,180,486

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	776,829,881	617,050,645	(854,399,968)	539,480,558

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$687,134	$539,480,558

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Brambles Ltd.	82,644,321	—	(2,485,237)	80,159,084
Cobham PLC	61,084,063	29,717,894	(22,745,353)	68,056,604
Esprit Holdings Ltd.	103,044,821	6,470,200	—	109,515,021
IMI PLC	19,669,215	—	—	19,669,215
ITO EN Ltd.	5,370,800	—	—	5,370,800
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	2,303,500	—	4,607,000
Neopost S.A.	2,396,732	—	—	2,396,732
Nihon Kohden Corp.	8,349,400	—	—	8,349,400

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Brambles Ltd.	$424,990	$—	$—	$742,200,911
Cobham PLC	(54,676,407)	—	—	144,508,841
Esprit Holdings Ltd.	—	—	—	96,844,112
IMI PLC	—	—	3,570,434	273,008,481
ITO EN Ltd.	—	—	—	161,438,052
Kobayashi Pharmaceutical Co. Ltd.	—	—	—	213,952,883
Neopost S.A.	—	—	2,387,971	63,306,946
Nihon Kohden Corp.	—	—	—	190,124,065

	$(54,251,417)	$—	$5,958,405	$1,885,384,291

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2016, are as follows:

Japan	21.4%
United Kingdom	15.6%
Germany	12.4%
United States	12.2%
Switzerland	12.1%
France	9.2%
Australia	3.5%
Netherlands	3.2%
Canada	2.1%
Other Countries	8.3%

7

QUARTERLY REPORT

August 31, 2016

MFS® MANAGED

WEALTH FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 89.6%
MFS Growth Fund - Class R6	217,667	$16,803,899
MFS Institutional International Equity Fund	810,024	16,913,294
MFS Value Fund - Class R6	472,445	16,979,681
Total Underlying Affiliated Funds		$50,696,874
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.1%
iShares MSCI Emerging Markets ETF - November 2016 @ $32	$360	$10,440
Russell 2000 Index - September 2016 @ $1,100	23	1,035
Russell 2000 Index - December 2016 @ $1,000	21	13,020
Russell 2000 Index - October 2016 @ $1,070	23	9,430
S&P 500 Index - January 2017 @ $1,850	14	24,500
S&P 500 Index - March 2017 @ $1,625	12	14,880
S&P 500 Index - December 2016 @ $1,800	12	11,160
Total Put Options Purchased		$84,465
Issuer	Shares/Par
Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 0.38% (v)	4,127,238	$4,127,238
Total Investments		$54,908,577

Other Assets, Less Liabilities - 3.0%		1,678,289
Net Assets - 100.0%		$56,586,866

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund

Derivative Contracts at 8/31/16

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	134	$11,306,920	September - 2016	$(159,366)
Russell 1000 Mini Growth Index (Short)	USD	107	11,169,730	September - 2016	(318,167)
Russell 1000 Mini Value Index (Short)	USD	109	11,379,600	September - 2016	(367,201)

					$(844,734)

At August 31, 2016, the fund had cash collateral of $1,599,300 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,125	$38,340	$—	$84,465
Mutual Funds	54,824,112	—	—	54,824,112
Total Investments	$54,870,237	$38,340	$—	$54,908,577

Other Financial Instruments
Futures Contracts	$(844,734)	$—	$—	$(844,734)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,036,041
Gross unrealized appreciation	1,493,503
Gross unrealized depreciation	(620,967)
Net unrealized appreciation (depreciation)	$872,536

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	249,280	5,048	(36,661)	217,667
MFS Institutional International Equity Fund	906,083	38,663	(134,722)	810,024
MFS Institutional Money Market Portfolio	3,874,529	11,990,429	(11,647,720)	4,217,238
MFS Value Fund	533,766	18,922	(80,243)	472,445

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$26,327	$6,002	$18,900	$16,803,899
MFS Institutional International Equity Fund	(310,719)	—	—	16,913,294
MFS Institutional Money Market Portfolio	—	—	3,652	4,127,238
MFS Value Fund	(28,365)	—	87,074	16,979,681

	$(312,757)	$6,002	$109,626	$54,824,112

3

QUARTERLY REPORT

August 31, 2016

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R6	6,675,895	$63,287,485
MFS Commodity Strategy Fund - Class R6 (v)	31,500,991	181,130,698
MFS Emerging Markets Debt Fund - Class R6	12,620,757	191,078,263
MFS Emerging Markets Debt Local Currency Fund - Class R6	18,088,043	125,531,020
MFS Global Bond Fund - Class R6	34,737,352	316,804,648
MFS Global Real Estate Fund - Class R6	7,517,908	126,150,500
MFS Government Securities Fund - Class R6	61,497,882	628,508,355
MFS Growth Fund - Class R6	6,555,368	506,074,393
MFS High Income Fund - Class R6	93,826,536	319,010,223
MFS Inflation-Adjusted Bond Fund - Class R6	41,549,693	442,504,234
MFS International Growth Fund - Class R6	6,856,258	190,261,159
MFS International New Discovery Fund - Class R6	2,122,302	63,011,150
MFS International Value Fund - Class R6	5,096,326	189,634,281
MFS Mid Cap Growth Fund - Class R6	28,565,620	444,195,397
MFS Mid Cap Value Fund - Class R6	21,155,722	445,327,944
MFS New Discovery Fund - Class R6 (a)	3,615,487	95,376,553
MFS New Discovery Value Fund - Class R6	7,032,323	95,498,941
MFS Research Fund - Class R6	13,027,179	507,669,147
MFS Research International Fund - Class R6	24,049,792	379,746,208
MFS Total Return Bond Fund - Class R6	46,320,368	508,134,438
MFS Value Fund - Class R6	14,147,417	508,458,167
Total Underlying Affiliated Funds		$6,327,393,204

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	186	$186
Total Investments		$6,327,393,390

Other Assets, Less Liabilities - 0.0%		1,138,387
Net Assets - 100.0%		$6,328,531,777

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/16 (unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,327,393,390	$—	$—	$6,327,393,390

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,200,194,051
Gross unrealized appreciation	1,241,628,221
Gross unrealized depreciation	(114,428,882)
Net unrealized appreciation (depreciation)	$1,127,199,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,645,990	45,516	(15,611)	6,675,895
MFS Commodity Strategy Fund	32,445,124	290,125	(1,234,258)	31,500,991
MFS Emerging Markets Debt Fund	13,125,012	162,051	(666,306)	12,620,757
MFS Emerging Markets Debt Local Currency Fund	18,649,301	208,817	(770,075)	18,088,043
MFS Global Bond Fund	35,310,675	214,039	(787,362)	34,737,352
MFS Global Real Estate Fund	7,908,309	5,669	(396,070)	7,517,908
MFS Government Securities	60,746,451	882,472	(131,041)	61,497,882
MFS Growth Fund	6,746,699	13,616	(204,947)	6,555,368
MFS High Income Fund	96,584,515	1,422,683	(4,180,662)	93,826,536
MFS Inflation-Adjusted Bond Fund	41,477,428	316,373	(244,108)	41,549,693
MFS Institutional Money Market Portfolio	90	17,615,202	(17,615,106)	186
MFS International Growth Fund	7,110,522	9,246	(263,510)	6,856,258
MFS International New Discovery Fund	2,174,898	6,610	(59,206)	2,122,302
MFS International Value Fund	5,304,507	2,555	(210,736)	5,096,326
MFS Mid Cap Growth Fund	29,765,085	5,590	(1,205,055)	28,565,620
MFS Mid Cap Value Fund	21,996,918	7,788	(848,984)	21,155,722
MFS New Discovery Fund	3,883,277	143	(267,933)	3,615,487
MFS New Discovery Value Fund	7,424,390	46,115	(438,182)	7,032,323
MFS Research Fund	13,641,580	819	(615,220)	13,027,179
MFS Research International Fund	24,308,384	124,929	(383,521)	24,049,792
MFS Total Return Bond Fund	46,210,727	507,588	(397,947)	46,320,368
MFS Value Fund	14,663,000	159,032	(674,615)	14,147,417

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(10,835)	$—	$121,568	$63,287,485
MFS Commodity Strategy Fund	(4,822,851)	—	—	181,130,698
MFS Emerging Markets Debt Fund	(808,236)	—	2,424,869	191,078,263
MFS Emerging Markets Debt Local Currency Fund	(848,022)	—	1,423,107	125,531,020
MFS Global Bond Fund	(1,145,762)	—	1,332,997	316,804,648
MFS Global Real Estate Fund	381,616	—	—	126,150,500
MFS Government Securities Fund	(34,301)	—	4,188,998	628,508,355
MFS Growth Fund	786,316	180,374	568,037	506,074,393
MFS High Income Fund	(1,680,453)	—	4,758,119	319,010,223
MFS Inflation-Adjusted Bond Fund	(191,682)	—	1,243,125	442,504,234
MFS Institutional Money Market Portfolio	—	—	323	186
MFS International Growth Fund	(93,285)	—	—	190,261,159
MFS International New Discovery Fund	27,022	—	—	63,011,150
MFS International Value Fund	724,862	—	—	189,634,281
MFS Mid Cap Growth Fund	1,422,613	—	—	444,195,397
MFS Mid Cap Value Fund	511,500	—	—	445,327,944
MFS New Discovery Fund	(537,480)	—	—	95,376,553
MFS New Discovery Value Fund	164,116	392,926	222,400	95,498,941
MFS Research Fund	405,363	—	—	507,669,147
MFS Research International Fund	(844,602)	—	—	379,746,208
MFS Total Return Bond Fund	(72,500)	—	3,880,098	508,134,438
MFS Value Fund	1,077,986	—	2,634,510	508,458,167

	$(5,588,615)	$573,300	$22,798,151	$6,327,393,390

4

QUARTERLY REPORT

August 31, 2016

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.2%
Aerospace - 2.8%
Orbital ATK, Inc.	24,312	$1,833,853
Spirit AeroSystems Holdings, Inc., “A” (a)	16,714	765,835
Textron, Inc.	49,915	2,039,028

		$4,638,716
Airlines - 2.3%
Alaska Air Group, Inc.	15,043	$1,015,854
JetBlue Airways Corp. (a)	47,408	756,158
Southwest Airlines Co.	19,981	736,899
United Continental Holdings, Inc. (a)	24,768	1,248,555

		$3,757,466
Alcoholic Beverages - 0.9%
Constellation Brands, Inc., “A”	6,002	$984,628
Molson Coors Brewing Co.	5,242	536,361

		$1,520,989
Apparel Manufacturers - 2.5%
Michael Kors Holdings Ltd. (a)	33,201	$1,625,189
PVH Corp.	22,565	2,431,604

		$4,056,793
Automotive - 1.0%
Goodyear Tire & Rubber Co.	56,221	$1,650,086

Biotechnology - 0.1%
Myriad Genetics, Inc. (a)	11,700	$238,212

Brokerage & Asset Managers - 0.8%
Intercontinental Exchange, Inc.	3,267	$921,359
Navient Corp.	32,593	468,687

		$1,390,046
Business Services - 5.6%
Fidelity National Information Services, Inc.	30,314	$2,404,810
FleetCor Technologies, Inc. (a)	14,131	2,320,310
Global Payments, Inc.	33,049	2,510,072
Realogy Holdings Corp.	11,092	297,709
Total System Services, Inc.	20,893	1,028,980
Univar, Inc. (a)	29,098	602,038

		$9,163,919
Chemicals - 0.1%
Huntsman Corp.	10,789	$186,542

Computer Software - 3.3%
Akamai Technologies, Inc. (a)	7,522	$412,958
Intuit, Inc.	20,817	2,320,055
Manhattan Associates, Inc. (a)	29,934	1,811,606
VeriSign, Inc. (a)	11,700	871,065

		$5,415,684

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.7%
NCR Corp. (a)	74,455	$2,520,302
Vantiv, Inc., “A” (a)	34,797	1,869,991

		$4,390,293
Construction - 1.5%
Owens Corning	43,001	$2,361,615
Sherwin-Williams Co.	380	107,810

		$2,469,425
Consumer Products - 1.7%
Newell Brands, Inc.	52,651	$2,794,715

Consumer Services - 1.2%
ServiceMaster Global Holdings, Inc. (a)	51,511	$1,921,875

Containers - 1.9%
Graphic Packaging Holding Co.	83,951	$1,203,857
Owens-Illinois, Inc. (a)	108,111	1,938,430

		$3,142,287
Electrical Equipment - 0.0%
AMETEK, Inc.	1,595	$77,756

Electronics - 2.2%
Analog Devices, Inc.	1,519	$95,029
NVIDIA Corp.	56,373	3,457,920

		$3,552,949
Energy - Independent - 4.3%
Antero Resources Corp. (a)	67,009	$1,712,750
Parsley Energy, Inc., “A” (a)	77,342	2,618,027
Range Resources Corp.	8,965	345,780
Rice Energy, Inc. (a)	93,449	2,457,709

		$7,134,266
Engineering - Construction - 0.6%
Quanta Services, Inc. (a)	38,595	$993,049

Food & Beverages - 4.2%
Flowers Foods, Inc.	88,662	$1,321,950
Mead Johnson Nutrition Co., “A”	13,524	1,150,487
Pilgrim’s Pride Corp.	31,302	722,450
Seaboard Corp. (a)	228	737,580
Tyson Foods, Inc., “A”	39,963	3,020,004

		$6,952,471
Gaming & Lodging - 1.7%
International Game Technology PLC	45,585	$1,040,706
Royal Caribbean Cruises Ltd.	8,358	594,337
Vail Resorts, Inc.	5,546	878,653
Wynn Resorts Ltd.	2,583	230,714

		$2,744,410
General Merchandise - 0.5%
Dollar General Corp.	11,092	$814,264

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.5%
Molina Healthcare, Inc. (a)	11,320	$609,129
WellCare Health Plans, Inc. (a)	2,204	248,391

		$857,520
Insurance - 4.9%
Hartford Financial Services Group, Inc.	54,094	$2,221,641
Lincoln National Corp.	40,494	1,944,927
Principal Financial Group, Inc.	25,679	1,260,069
Unum Group	45,509	1,620,575
Validus Holdings Ltd.	19,754	1,003,306

		$8,050,518
Leisure & Toys - 2.4%
Activision Blizzard, Inc.	18,233	$754,299
Electronic Arts, Inc. (a)	37,987	3,085,684
Take-Two Interactive Software, Inc. (a)	2,279	99,068

		$3,939,051
Machinery & Tools - 4.3%
Allison Transmission Holdings, Inc.	49,004	$1,359,371
IPG Photonics Corp. (a)	4,178	363,402
Regal Beloit Corp.	35,860	2,199,294
SPX FLOW, Inc. (a)	46,572	1,369,683
Timken Co.	5,242	177,547
United Rentals, Inc. (a)	20,589	1,694,681

		$7,163,978
Medical & Health Technology & Services - 2.4%
LifePoint Hospitals, Inc. (a)	31,605	$1,788,843
Universal Health Services, Inc.	11,472	1,382,720
VCA, Inc. (a)	11,320	801,569

		$3,973,132
Medical Equipment - 5.4%
Dentsply Sirona, Inc.	33,733	$2,073,230
Hologic, Inc. (a)	55,537	2,133,732
Masimo Corp. (a)	1,292	76,409
PerkinElmer, Inc.	37,759	2,010,667
Steris PLC	25,375	1,793,505
Zimmer Biomet Holdings, Inc.	5,699	738,647

		$8,826,190
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	15,043	$1,084,299

Natural Gas - Distribution - 0.3%
Sempra Energy	5,014	$524,615

Network & Telecom - 2.1%
Juniper Networks, Inc.	55,765	$1,287,056
Motorola Solutions, Inc.	27,958	2,152,486

		$3,439,542
Oil Services - 2.5%
FMC Technologies, Inc. (a)	77,114	$2,174,615
Superior Energy Services, Inc.	113,125	1,903,894

		$4,078,509

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 3.0%
East West Bancorp, Inc.	61,767	$2,294,026
Fifth Third Bancorp	121,331	2,446,033
Synchrony Financial	7,522	209,337

		$4,949,396
Pharmaceuticals - 0.5%
United Therapeutics Corp. (a)	6,382	$780,391

Precious Metals & Minerals - 0.6%
Newmont Mining Corp.	27,198	$1,040,052

Real Estate - 10.2%
AvalonBay Communities, Inc., REIT	12,915	$2,260,254
CubeSmart, REIT	9,344	257,240
Digital Realty Trust, Inc., REIT	21,880	2,168,089
DuPont Fabros Technology, Inc., REIT	17,474	740,898
Equity Lifestyle Properties, Inc., REIT	29,022	2,250,076
Extra Space Storage, Inc., REIT	20,361	1,640,079
Gramercy Property Trust, Inc., REIT	245,321	2,374,707
Medical Properties Trust, Inc., REIT	53,637	819,037
Mid-America Apartment Communities, Inc., REIT	21,880	2,056,501
Store Capital Corp., REIT	75,595	2,239,880

		$16,806,761
Restaurants - 2.4%
Aramark	45,509	$1,726,156
Domino’s Pizza, Inc.	15,271	2,284,083

		$4,010,239
Specialty Chemicals - 2.4%
Albemarle Corp.	27,807	$2,223,726
PolyOne Corp.	52,651	1,814,880

		$4,038,606
Specialty Stores - 5.5%
AutoZone, Inc. (a)	3,191	$2,367,084
Best Buy Co., Inc.	19,145	736,700
O’Reilly Automotive, Inc. (a)	1,216	340,419
Ross Stores, Inc.	42,546	2,648,063
Sally Beauty Holdings, Inc. (a)	25,451	692,776
Urban Outfitters, Inc. (a)	62,526	2,241,557

		$9,026,599
Telephone Services - 1.2%
CenturyLink, Inc.	70,808	$1,968,462

Utilities - Electric Power - 6.0%
FirstEnergy Corp.	52,651	$1,723,267
NRG Energy, Inc.	156,280	1,892,551
PPL Corp.	71,796	2,497,065
Public Service Enterprise Group, Inc.	52,802	2,257,814
Xcel Energy, Inc.	37,683	1,558,569

		$9,929,266
Total Common Stocks		$163,493,339

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	3,314,839	$3,314,839
Total Investments		$166,808,178

Other Assets, Less Liabilities - (1.2)%		(1,928,116)
Net Assets - 100.0%		$164,880,062

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$163,493,339	$—	$—	$163,493,339
Mutual Funds	3,314,839	—	—	3,314,839
Total Investments	$166,808,178	$—	$—	$166,808,178

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$167,292,229
Gross unrealized appreciation	1,144,247
Gross unrealized depreciation	(1,628,298)
Net unrealized appreciation (depreciation)	$(484,051)

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	8,860,559	(5,545,720)	3,314,839

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$267	$3,314,839

7

QUARTERLY REPORT

August 31, 2016

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 0.6%
CACI International, Inc., “A” (a)	2,546	$252,971

Airlines - 1.8%
Hawaiian Holdings, Inc. (a)	7,095	$333,323
SkyWest, Inc.	16,089	454,192

		$787,515
Apparel Manufacturers - 0.8%
Sequential Brands Group, Inc. (a)	50,281	$366,548

Automotive - 0.1%
Cooper Tire & Rubber Co.	1,100	$37,389

Biotechnology - 3.1%
Acorda Therapeutics, Inc. (a)	8,195	$197,336
AMAG Pharmaceuticals, Inc. (a)	8,739	208,250
Applied Genetic Technologies Corp. (a)	12,211	156,057
Five Prime Therapeutics. Inc. (a)	5,857	257,591
MiMedx Group, Inc. (a)	51,357	371,825
Myriad Genetics, Inc. (a)	6,470	131,729
Natera, Inc. (a)	5,035	50,098
Spectrum Pharmaceuticals, Inc. (a)	3,206	17,024

		$1,389,910
Brokerage & Asset Managers - 0.2%
KCG Holdings, Inc., “A” (a)	6,783	$98,014

Business Services - 5.0%
Barrett Business Services, Inc.	5,903	$275,434
Forrester Research, Inc.	13,994	573,474
RE/MAX Holdings, Inc., “A”	13,184	548,982
Travelport Worldwide Ltd.	9,086	124,751
Univar, Inc. (a)	28,219	583,851
Wex, Inc. (a)	1,146	113,809

		$2,220,301
Chemicals - 1.0%
Huntsman Corp.	13,982	$241,749
Rayonier Advanced Materials, Inc.	17,455	214,697

		$456,446
Computer Software - 5.7%
Aspen Technology, Inc. (a)	6,424	$292,035
Cornerstone OnDemand, Inc. (a)	6,123	268,922
Gigamon, Inc. (a)	8,623	381,137
Manhattan Associates, Inc. (a)	9,295	562,533
Paylocity Holding Corp. (a)	13,994	630,150
SecureWorks Corp. (a)	30,071	427,008

		$2,561,785
Computer Software - Systems - 5.3%
EPAM Systems, Inc. (a)	7,223	$492,681
Fleetmatics Group PLC (a)	14,677	878,712

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
NCR Corp. (a)	19,307	$653,542
Rapid7, Inc. (a)	9,711	174,507
Vantiv, Inc., “A” (a)	3,009	161,704

		$2,361,146
Construction - 1.8%
Interface, Inc.	26,703	$472,109
Patrick Industries, Inc. (a)	949	60,764
Pool Corp.	2,523	254,495

		$787,368
Consumer Services - 2.2%
Capella Education Co.	1,667	$98,220
Carriage Services, Inc.	21,332	500,022
K12, Inc. (a)	5,973	71,377
ServiceMaster Global Holdings, Inc. (a)	8,519	317,844

		$987,463
Containers - 1.3%
Graphic Packaging Holding Co.	2,894	$41,500
Multi Packaging Solutions International Ltd. (a)	30,928	433,611
Owens-Illinois, Inc. (a)	7,211	129,293

		$604,404
Electrical Equipment - 1.4%
TriMas Corp. (a)	28,335	$543,465
WESCO International, Inc. (a)	1,354	84,165

		$627,630
Electronics - 2.0%
Diodes, Inc. (a)	3,866	$79,601
Jabil Circuit, Inc.	13,207	279,856
Sanmina Corp. (a)	12,813	336,726
Tessera Technologies, Inc.	3,148	105,584
Vishay Intertechnology, Inc.	5,811	82,284

		$884,051
Energy - Independent - 3.6%
Alon USA Energy, Inc.	13,010	$106,422
PBF Energy, Inc., “A”	8,299	181,748
PDC Energy, Inc. (a)	8,426	559,486
Rice Energy, Inc. (a)	26,622	700,159
Westmoreland Coal Co. (a)	7,130	54,687

		$1,602,502
Entertainment - 0.8%
Ascent Capital Group, Inc., “A” (a)	14,596	$338,773

Food & Beverages - 3.6%
Darling Ingredients, Inc. (a)	25,823	$363,588
Dean Foods Co.	20,013	344,424
Sanderson Farms, Inc.	1,875	180,431
Snyders-Lance, Inc.	7,906	279,398
SpartannNash Co.	8,218	263,140
TreeHouse Foods, Inc. (a)	1,736	164,451

		$1,595,432

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 0.2%
SUPERVALU, Inc. (a)	17,536	$96,097

Forest & Paper Products - 0.2%
Domtar Corp.	1,991	$74,304

Gaming & Lodging - 0.4%
Isle of Capri Casinos, Inc. (a)	9,908	$171,904

Health Maintenance Organizations - 1.2%
Centene Corp. (a)	4,699	$320,895
eHealth, Inc. (a)	8,125	91,325
Molina Healthcare, Inc. (a)	2,766	148,838

		$561,058
Insurance - 3.3%
Federated National Holding Co., “C”	1,632	$29,817
Hanover Insurance Group, Inc.	556	43,479
HCI Group, Inc.	6,563	208,638
Heritage Insurance Holdings, Inc.	9,769	134,031
Maiden Holdings Ltd.	2,164	29,885
Safety Insurance Group, Inc.	3,658	243,074
Third Point Reinsurance Ltd. (a)	13,554	176,473
United Insurance Holdings Co.	9,700	152,775
Validus Holdings Ltd.	8,808	447,358

		$1,465,530
Internet - 1.1%
DHI Group, Inc. (a)	3,241	$25,085
Rubicon Project, Inc. (a)	5,220	44,370
Stamps.com, Inc. (a)	2,535	245,185
Web.Com Group, Inc. (a)	9,595	167,529

		$482,169
Machinery & Tools - 8.1%
Allison Transmission Holdings, Inc.	12,049	$334,239
Colfax Corp. (a)	3,935	116,791
Columbus McKinnon Corp.	14,168	248,790
Greenbrier Cos., Inc.	7,049	238,891
Herman Miller, Inc.	1,794	64,710
HNI Corp.	10,880	607,539
IPG Photonics Corp. (a)	5,452	474,215
Park-Ohio Holdings Corp.	5,996	221,132
Regal Beloit Corp.	2,581	158,293
SPX Corp. (a)	30,199	571,969
SPX FLOW, Inc. (a)	20,615	606,287

		$3,642,856
Medical & Health Technology & Services - 0.1%
Adeptus Health, Inc., “A” (a)	1,019	$43,369
Albany Molecular Research, Inc. (a)	1,331	19,725

		$63,094
Medical Equipment - 5.1%
AtriCure, Inc. (a)	6,204	$95,480
Biotelemetry, Inc. (a)	12,142	224,263

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Cepheid, Inc. (a)	2,847	$97,709
CONMED Corp.	2,535	103,428
Integra LifeSciences Holdings Corp. (a)	1,377	119,000
NxStage Medical, Inc. (a)	14,793	338,168
OraSure Technologies, Inc. (a)	86,267	739,308
Steris PLC	2,813	198,823
VWR Corp. (a)	14,005	390,880

		$2,307,059
Metals & Mining - 1.5%
Olympic Steel, Inc.	12,072	$233,352
Ryerson Holding Corp. (a)	11,332	137,004
Schnitzer Steel Industries, Inc., “A”	15,730	295,409

		$665,765
Network & Telecom - 1.7%
Ixia (a)	44,621	$514,480
NeuStar, Inc., “A” (a)	9,711	246,757

		$761,237
Oil Services - 0.2%
Superior Energy Services, Inc.	5,660	$95,258

Other Banks & Diversified Financials - 10.5%
Altisource Portfolio Solutions S.A. (a)	9,399	$306,219
BancorpSouth, Inc.	23,138	576,136
Berkshire Hills Bancorp, Inc.	4,236	118,142
BofI Holding, Inc. (a)	1,022	21,973
Cathay General Bancorp, Inc.	16,263	510,983
East West Bancorp, Inc.	15,499	575,633
First Interstate BancSystem, Inc.	15,337	471,459
Lakeland Financial Corp.	868	31,110
Nelnet, Inc., “A”	5,614	198,736
OneMain Holdings, Inc. (a)	6,806	211,054
PacWest Bancorp	6,320	273,719
Popular, Inc.	7,095	278,904
Regional Management Corp. (a)	13,450	290,789
Western Alliance Bancorp. (a)	8,288	316,767
Wintrust Financial Corp.	9,445	524,953

		$4,706,577
Pharmaceuticals - 2.4%
Amphastar Pharmaceuticals, Inc. (a)	17,883	$339,777
Catalent, Inc. (a)	9,352	235,951
Sucampo Pharmaceuticals, Inc. (a)	15,730	172,401
TherapeuticsMD, Inc. (a)	49,772	342,431

		$1,090,560
Printing & Publishing - 1.2%
Gannett Co., Inc.	3,438	$41,015
Quad/Graphics, Inc.	10,209	276,562
R.R. Donnelley & Sons Co.	13,045	223,070

		$540,647

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 10.0%
Ashford Hospitality Trust, REIT	28,127	$196,045
Corporate Office Properties Trust, REIT	3,739	106,636
Equity Commonwealth, REIT (a)	3,391	106,104
Gaming and Leisure Properties, Inc., REIT	6,216	212,649
Gramercy Property Trust, Inc., REIT	71,532	692,430
Hospitality Properties Trust, REIT	7,500	228,675
Life Storage, Inc., REIT	822	73,980
Mack-Cali Realty Corp., REIT	6,621	183,799
Medical Properties Trust, Inc., REIT	43,139	658,733
Mid-America Apartment Communities, Inc., REIT	4,977	467,788
Ryman Hospitality Properties, Inc., REIT	556	30,002
Store Capital Corp., REIT	20,348	602,911
Tanger Factory Outlet Centers, Inc., REIT	5,429	220,635
Washington Prime Group, Inc., REIT	50,941	699,929

		$4,480,316
Restaurants - 2.7%
BJ’s Restaurants, Inc. (a)	2,465	$97,910
Brinker International, Inc.	11,691	627,924
Carrols Restaurant Group, Inc. (a)	16,668	224,351
Chuy’s Holdings, Inc. (a)	8,739	264,617

		$1,214,802
Specialty Chemicals - 1.7%
A. Schulman, Inc.	14,249	$363,350
Trinseo S.A.	7,026	406,524

		$769,874
Specialty Stores - 3.1%
American Eagle Outfitters, Inc.	12,350	$228,969
Citi Trends, Inc.	6,887	134,641
Express, Inc. (a)	15,788	186,772
Sally Beauty Holdings, Inc. (a)	3,484	94,834
Urban Outfitters, Inc. (a)	20,291	727,432

		$1,372,648
Telecommunications - Wireless - 0.2%
Telephone and Data Systems, Inc.	2,975	$82,913

Telephone Services - 0.6%
Shenandoah Telecommunications Co.	10,116	$260,184

Utilities - Electric Power - 2.7%
Dynegy, Inc. (a)	37,190	$471,197
NRG Energy, Inc.	39,262	475,463
Spark Energy, Inc., “A”	9,179	266,099

		$1,212,759
Utilities - Water - 0.2%
American States Water Co.	1,794	$69,930
Total Common Stocks		$44,147,189

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.38% (v)	648,109	$648,109
Total Investments		$44,795,298

Other Assets, Less Liabilities - (0.1)%		(49,629)
Net Assets - 100.0%		$44,745,669

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$44,147,189	$—	$—	$44,147,189
Mutual Funds	648,109	—	—	648,109
Total Investments	$44,795,298	$—	$—	$44,795,298

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,341,739
Gross unrealized appreciation	712,489
Gross unrealized depreciation	(258,930)
Net unrealized appreciation (depreciation)	$453,559

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,940	2,397,726	(1,902,557)	648,109

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$109	$648,109

8

QUARTERLY REPORT

August 31, 2016

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.3%
Aerospace - 3.6%
Northrop Grumman Corp.	6,228	$1,320,772
Orbital ATK, Inc.	5,964	449,865
Spirit AeroSystems Holdings, Inc., “A” (a)	9,833	450,548
Textron, Inc.	19,025	777,171
United Technologies Corp.	7,644	813,551

		$3,811,907
Airlines - 1.1%
Delta Air Lines, Inc.	21,101	$775,462
United Continental Holdings, Inc. (a)	8,569	431,963

		$1,207,425
Apparel Manufacturers - 1.0%
Michael Kors Holdings Ltd. (a)	21,761	$1,065,201

Automotive - 0.5%
Lear Corp.	4,964	$577,264

Biotechnology - 5.5%
Alexion Pharmaceuticals, Inc. (a)	3,869	$486,952
Amgen, Inc.	5,247	892,305
Biogen, Inc. (a)	1,604	490,231
Celgene Corp. (a)	17,873	1,907,764
Gilead Sciences, Inc.	26,423	2,071,035

		$5,848,287
Broadcasting - 0.7%
Nielsen Holdings PLC	4,964	$264,482
Walt Disney Co.	5,134	484,958

		$749,440
Business Services - 6.7%
Accenture PLC, “A”	12,815	$1,473,725
Cognizant Technology Solutions Corp., “A” (a)	24,743	1,421,238
FleetCor Technologies, Inc. (a)	9,380	1,540,196
Gartner, Inc. (a)	11,305	1,028,755
Global Payments, Inc.	17,156	1,302,998
Realogy Holdings Corp.	14,193	380,940

		$7,147,852
Cable TV - 3.4%
Charter Communications, Inc., “A” (a)	6,228	$1,601,904
Comcast Corp., “A”	31,991	2,087,733

		$3,689,637
Chemicals - 2.6%
LyondellBasell Industries N.V., “A”	16,817	$1,326,693
Monsanto Co.	13,985	1,489,403

		$2,816,096
Computer Software - 5.3%
Adobe Systems, Inc. (a)	10,022	$1,025,351
Intuit, Inc.	13,268	1,478,719

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Microsoft Corp.	55,904	$3,212,244

		$5,716,314
Computer Software - Systems - 5.1%
Apple, Inc.	40,201	$4,265,326
NCR Corp. (a)	22,875	774,319
Vantiv, Inc., “A” (a)	8,040	432,070

		$5,471,715
Construction - 2.6%
Lennox International, Inc.	2,567	$413,467
Owens Corning	21,478	1,179,572
Sherwin-Williams Co.	4,284	1,215,414

		$2,808,453
Consumer Products - 2.4%
Estee Lauder Cos., Inc., “A”	13,363	$1,192,380
Newell Brands, Inc.	25,385	1,347,436

		$2,539,816
Consumer Services - 1.7%
Priceline Group, Inc. (a)	774	$1,096,549
ServiceMaster Global Holdings, Inc. (a)	18,459	688,705

		$1,785,254
Electronics - 2.1%
Broadcom Corp.	9,701	$1,711,450
Texas Instruments, Inc.	8,097	563,065

		$2,274,515
Energy - Independent - 0.5%
Parsley Energy, Inc., “A” (a)	16,873	$571,151

Food & Beverages - 4.9%
Archer Daniels Midland Co.	28,707	$1,256,218
Bunge Ltd.	11,626	742,901
Coca-Cola Co.	4,907	213,111
J.M. Smucker Co.	6,228	883,068
Mondelez International, Inc.	20,270	912,555
PepsiCo, Inc.	3,680	392,840
Pilgrim’s Pride Corp.	18,024	415,994
Tyson Foods, Inc., “A”	5,624	425,006

		$5,241,693
Food & Drug Stores - 0.7%
CVS Health Corp.	7,436	$694,522

Gaming & Lodging - 1.0%
Carnival Corp.	23,234	$1,110,585

General Merchandise - 1.3%
Dollar General Corp.	4,673	$343,045
Target Corp.	14,873	1,043,936

		$1,386,981

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.9%
Anthem, Inc.	5,851	$731,842
UnitedHealth Group, Inc.	1,982	269,651

		$1,001,493
Insurance - 1.3%
MetLife, Inc.	17,855	$774,907
Prudential Financial, Inc.	8,286	657,743

		$1,432,650
Internet - 7.2%
Alphabet, Inc., “A” (a)	2,152	$1,699,757
Alphabet, Inc., “C” (a)	2,718	2,084,842
Facebook, Inc., “A” (a)	31,236	3,939,484

		$7,724,083
Leisure & Toys - 2.3%
Electronic Arts, Inc. (a)	20,742	$1,684,873
Take-Two Interactive Software, Inc. (a)	17,307	752,335

		$2,437,208
Machinery & Tools - 1.1%
Roper Technologies, Inc.	6,681	$1,186,212

Major Banks - 1.0%
JPMorgan Chase & Co.	15,948	$1,076,490

Medical & Health Technology & Services - 2.6%
Express Scripts Holding Co. (a)	15,269	$1,110,056
HCA Holdings, Inc. (a)	16,080	1,214,844
McKesson Corp.	2,284	421,672

		$2,746,572
Medical Equipment - 3.7%
Dentsply Sirona, Inc.	5,492	$337,538
Hologic, Inc. (a)	30,085	1,155,866
Steris PLC	5,568	393,546
Stryker Corp.	5,662	654,867
Thermo Fisher Scientific, Inc.	9,097	1,384,472

		$3,926,289
Network & Telecom - 1.0%
Cisco Systems, Inc.	32,803	$1,031,326

Other Banks & Diversified Financials - 2.2%
Discover Financial Services	16,533	$991,980
Visa, Inc., “A”	16,307	1,319,236

		$2,311,216
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	11,400	$654,246
Eli Lilly & Co.	23,687	1,841,664
Merck & Co., Inc.	21,667	1,360,471

		$3,856,381
Railroad & Shipping - 0.8%
Union Pacific Corp.	8,871	$847,447

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 2.0%
Digital Realty Trust, Inc., REIT	6,417	$635,861
Equity Lifestyle Properties, Inc., REIT	6,285	487,276
Extra Space Storage, Inc., REIT	12,778	1,029,268

		$2,152,405
Restaurants - 3.6%
Domino’s Pizza, Inc.	8,814	$1,318,310
McDonald’s Corp.	9,305	1,076,216
YUM! Brands, Inc.	15,967	1,448,367

		$3,842,893
Specialty Stores - 8.0%
Amazon.com, Inc. (a)	5,681	$4,369,598
AutoZone, Inc. (a)	2,265	1,680,177
Best Buy Co., Inc.	9,795	376,912
Gap, Inc.	29,217	726,627
Home Depot, Inc.	4,681	627,816
Urban Outfitters, Inc. (a)	23,271	834,265

		$8,615,395
Telephone Services - 1.6%
Verizon Communications, Inc.	33,652	$1,761,009

Tobacco - 2.2%
Altria Group, Inc.	18,930	$1,251,084
Philip Morris International, Inc.	10,815	1,080,743

		$2,331,827
Utilities - Electric Power - 0.5%
AES Corp.	41,447	$500,265
Total Common Stocks		$105,295,269

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.38% (v)	1,792,520	$1,792,520
Total Investments		$107,087,789
Other Assets, Less Liabilities - 0.0%		13,999
Net Assets - 100.0%		$107,101,788

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$105,295,269	$—	$—	$105,295,269
Mutual Funds	1,792,520	—	—	1,792,520
Total Investments	$107,087,789	$—	$—	$107,087,789

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$106,990,112
Gross unrealized appreciation	868,355
Gross unrealized depreciation	(770,678)
Net unrealized appreciation (depreciation)	$97,677

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	150,503	5,621,387	(3,979,370)	1,792,520

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$226	$1,792,520

6

QUARTERLY REPORT

August 31, 2016

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 2.1%
Northrop Grumman Corp.	5,040	$1,068,833
Textron, Inc.	7,858	320,999
United Technologies Corp.	7,792	829,303

		$2,219,135
Airlines - 0.6%
Delta Air Lines, Inc.	16,445	$604,354

Apparel Manufacturers - 0.3%
Michael Kors Holdings Ltd. (a)	5,371	$262,910

Automotive - 1.2%
Goodyear Tire & Rubber Co.	20,988	$615,998
Lear Corp.	5,603	651,573

		$1,267,571
Biotechnology - 0.4%
Gilead Sciences, Inc.	5,835	$457,347

Business Services - 2.7%
Cognizant Technology Solutions Corp., “A” (a)	16,346	$938,914
Global Payments, Inc.	14,754	1,120,566
Realogy Holdings Corp.	27,221	730,612

		$2,790,092
Cable TV - 1.1%
Comcast Corp., “A”	18,236	$1,190,081

Chemicals - 1.1%
LyondellBasell Industries N.V., “A”	14,323	$1,129,941

Computer Software - Systems - 2.7%
EMC Corp.	45,689	$1,324,524
Hewlett Packard Enterprise	52,420	1,125,982
Vantiv, Inc., “A” (a)	6,101	327,868

		$2,778,374
Construction - 1.2%
Owens Corning	22,646	$1,243,718

Consumer Products - 3.2%
Newell Brands, Inc.	21,982	$1,166,805
Procter & Gamble Co.	24,370	2,127,745

		$3,294,550
Consumer Services - 0.9%
Priceline Group, Inc. (a)	630	$892,540

Containers - 1.2%
Crown Holdings, Inc. (a)	10,378	$562,799
Graphic Packaging Holding Co.	49,303	707,005

		$1,269,804

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.3%
General Electric Co.	57,260	$1,788,802
W.W. Grainger, Inc.	2,785	642,388

		$2,431,190
Electronics - 1.7%
Broadcom Corp.	3,879	$684,333
Intel Corp.	31,797	1,141,194

		$1,825,527
Energy - Independent - 8.6%
Anadarko Petroleum Corp.	13,826	$739,276
EOG Resources, Inc.	10,146	897,820
Hess Corp.	9,483	514,927
Marathon Petroleum Corp.	23,077	981,003
Noble Energy, Inc.	28,249	974,026
Occidental Petroleum Corp.	20,126	1,546,683
Rice Energy, Inc. (a)	48,839	1,284,466
Valero Energy Corp.	22,878	1,266,297
WPX Energy, Inc. (a)	69,661	835,932

		$9,040,430
Energy - Integrated - 2.9%
Chevron Corp.	6,167	$620,277
Exxon Mobil Corp.	27,553	2,400,968

		$3,021,245
Food & Beverages - 3.6%
Archer Daniels Midland Co.	34,648	$1,516,196
J.M. Smucker Co.	9,516	1,349,274
Tyson Foods, Inc., “A”	11,737	886,965

		$3,752,435
Gaming & Lodging - 0.8%
Royal Caribbean Cruises Ltd.	12,500	$888,875

General Merchandise - 1.0%
Target Corp.	15,583	$1,093,771

Health Maintenance Organizations - 0.3%
Molina Healthcare, Inc. (a)	5,769	$310,430

Insurance - 7.3%
American International Group, Inc.	8,819	$527,641
Berkshire Hathaway, Inc., “B” (a)	7,659	1,152,603
Chubb Ltd.	5,239	664,986
MetLife, Inc.	38,594	1,674,980
Prudential Financial, Inc.	17,175	1,363,352
Unum Group	17,937	638,737
Validus Holdings Ltd.	30,736	1,561,081

		$7,583,380
Leisure & Toys - 0.9%
Electronic Arts, Inc. (a)	11,538	$937,232

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 0.4%
IPG Photonics Corp. (a)	5,272	$458,559

Major Banks - 11.6%
Bank of America Corp.	121,351	$1,958,605
Goldman Sachs Group, Inc.	10,875	1,842,878
JPMorgan Chase & Co.	55,470	3,744,225
PNC Financial Services Group, Inc.	15,981	1,439,888
Wells Fargo & Co.	61,239	3,110,941

		$12,096,537
Medical & Health Technology & Services - 0.9%
HCA Holdings, Inc. (a)	12,798	$966,889

Medical Equipment - 4.3%
Abbott Laboratories	33,189	$1,394,602
Medtronic PLC	3,448	300,079
Stryker Corp.	9,317	1,077,604
Thermo Fisher Scientific, Inc.	11,671	1,776,209

		$4,548,494
Natural Gas - Distribution - 0.8%
Sempra Energy	7,725	$808,267

Network & Telecom - 2.8%
Cisco Systems, Inc.	91,908	$2,889,588

Oil Services - 1.6%
Halliburton Co.	33,023	$1,420,319
Schlumberger Ltd.	3,647	288,113

		$1,708,432
Other Banks & Diversified Financials - 3.3%
Assured Guaranty Ltd.	21,286	$591,112
Citigroup, Inc.	19,098	911,739
Discover Financial Services	24,270	1,456,200
SunTrust Banks, Inc.	12,036	530,427

		$3,489,478
Pharmaceuticals - 5.7%
Eli Lilly & Co.	11,837	$920,327
Johnson & Johnson	14,025	1,673,744
Merck & Co., Inc.	42,904	2,693,942
Pfizer, Inc.	19,894	692,311

		$5,980,324
Pollution Control - 0.5%
Waste Management, Inc.	8,488	$542,723

Precious Metals & Minerals - 0.2%
Newmont Mining Corp.	6,465	$247,222

Railroad & Shipping - 1.2%
Union Pacific Corp.	12,964	$1,238,451

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 3.8%
Digital Realty Trust, Inc., REIT	6,764	$670,245
Life Storage, Inc., REIT	3,216	289,440
Mid-America Apartment Communities, Inc., REIT	13,196	1,240,292
Public Storage, Inc., REIT	1,227	274,774
Store Capital Corp., REIT	13,561	401,812
Washington Prime Group, Inc., REIT	76,192	1,046,878

		$3,923,441
Specialty Stores - 2.4%
AutoZone, Inc. (a)	1,625	$1,205,423
Best Buy Co., Inc.	10,345	398,076
Gap, Inc.	7,825	194,608
Urban Outfitters, Inc. (a)	20,358	729,834

		$2,527,941
Telephone Services - 3.3%
AT&T, Inc.	34,151	$1,396,093
Verizon Communications, Inc.	38,361	2,007,431

		$3,403,524
Tobacco - 1.6%
Altria Group, Inc.	20,789	$1,373,945
Philip Morris International, Inc.	3,050	304,787

		$1,678,732
Utilities - Electric Power - 5.9%
American Electric Power Co., Inc.	11,174	$721,505
DTE Energy Co.	12,268	1,139,697
Exelon Corp.	49,270	1,675,180
FirstEnergy Corp.	7,692	251,759
NRG Energy, Inc.	71,484	865,671
PPL Corp.	43,036	1,496,792

		$6,150,604
Total Common Stocks		$102,944,138

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.38% (v)	1,927,033	$1,927,033
Total Investments		$104,871,171

Other Assets, Less Liabilities - (0.3)%		(278,771)
Net Assets - 100.0%		$104,592,400

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$102,944,138	$—	$—	$102,944,138
Mutual Funds	1,927,033	—	—	1,927,033
Total Investments	$104,871,171	$—	$—	$104,871,171

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,484,434
Gross unrealized appreciation	1,274,181
Gross unrealized depreciation	(887,444)
Net unrealized appreciation (depreciation)	$386,737

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,263	2,265,840	(481,070)	1,927,033

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$216	$1,927,033

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.